As filed with the Securities and Exchange Commission on December 8, 2009.

Securities Act File No. 333-162066

Investment Company Act File No. 811-22335

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. 1	☒

Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1	☒

(Check appropriate box or boxes)

Evermore Funds Trust

(Exact Name of Registrant as Specified in Charter)

89 Summit Avenue

3rd Floor

Summit, New Jersey 07901

(Address of Principal Executive Offices)

(Zip Code)

Registrant’s Telephone Number, Including Area Code: (908) 378-2880

Eric LeGoff

c/o Evermore Funds Trust

89 Summit Avenue

3rd Floor

Summit, New Jersey 07901

(Name and Address of Agent for Service)

With copies to:

Steven R. Howard

Bingham McCutchen LLP

One Battery Park Plaza

New York, NY 10004-1469

Approximate date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of its shares of common stock are being registered under the Securities Act of 1933 by this registration statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH THE PROVISIONS OF SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion

Amended Prospectus Dated as of December 8, 2009

EVERMORE FUNDS TRUST

PROSPECTUS

December, 2009

Evermore Global Value Fund

Evermore European Value Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete.  Any statement to the contrary is a crime.

An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EVERMORE FUNDS TRUST

Evermore Global Value Fund

Evermore European Value Fund

TABLE OF CONTENTS

THE EVERMORE GLOBAL VALUE FUND	4

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES	4

PRINCIPAL INVESTMENT RISKS OF THE GLOBAL VALUE FUND	6

THE EVERMORE EUROPEAN VALUE FUND	6

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES	6

PRINCIPAL INVESTMENT RISKS OF THE EUROPEAN VALUE FUND	8

PERFORMANCE OF BOTH FUNDS	8

FEES AND EXPENSES	9

DISCLOSURE OF PORTFOLIO HOLDINGS	12

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS	12

INVESTMENT ADVISER	17

MANAGEMENT FEES	17

PORTFOLIO MANAGEMENT	17

APPROVAL OF ADVISORY AGREEMENTS	18

YOUR ACCOUNT	18

SELECTING A SHARE CLASS	18

DISTRIBUTION AND SERVICING (12b-1) PLANS	18

CONTINGENT DEFERRED SALES CHARGE (“CDSC”)	19

CLASS A SHARES	19

CLASS C SHARES	21

CLASS I SHARES	22

PAYMENTS TO FINANCIAL FIRMS	23

HOW TO PURCHASE SHARES	23

HOW TO REDEEM (SELL) SHARES	28

HOW TO EXCHANGE SHARES	31

ACCOUNTS WITH LOW BALANCES	32

FREQUENT PURCHASES AND SALES OF FUND SHARES	32

HOW FUND SHARE PRICES ARE CALCULATED	33

OTHER INFORMATION	35

RETIREMENT PLANS	35

AUTOMATED TELEPHONE SYSTEM	36

DIVIDEND REINVESTMENT PROGRAM	36

DIVIDENDS, DISTRIBUTIONS AND TAXES	36

FINANCIAL HIGHLIGHTS	37

OTHER USEFUL SHAREHOLDER INFORMATION	37

THE EVERMORE GLOBAL VALUE FUND (THE “GLOBAL VALUE FUND”)

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Investment Objective

The Evermore Global Value Fund seeks capital appreciation by investing in securities from markets around the world, including U.S. markets.

Principal Investment Strategies

To achieve its investment objectives, the Global Value Fund primarily seeks investments in the equity securities of companies that are both undervalued and undergoing change and, to a lesser extent, securities of companies involved in merger/arbitrage situations and securities of companies that are deemed to be distressed (see below).  The Global Value Fund may invest in securities of issuers located in any country, of any size (market capitalization), and of any industry.  The Global Value Fund will invest at least 40% of its assets, and may invest up to 100% of its assets, in the securities of issuers located in various foreign countries.  Such securities may include sovereign debt and participations in foreign government debt.

Evermore Global Advisors, LLC, the Global Value Fund’s investment adviser (the “Adviser”), seeks to identify investment opportunities through extensive research and analysis of individual companies, and generally does not focus on stock market conditions or other macro factors.   The Adviser employs a multi-faceted approach to traditional value investing, which is comprised of the following key components:

Catalyst-Driven, Undervalued Equity Securities.  The Global Value Fund primarily seeks investments in equity securities of companies that trade at discounts to their realizable estimated values (“intrinsic values”) where one or more catalysts (e.g., management changes, restructurings, spin-offs, downsizing, recapitalizations, mergers, acquisitions, industry consolidation, distressed situations, etc.) exist to unlock the intrinsic values of these companies.  Equity securities include common stock, preferred stock, and securities convertible into common stock.

Merger/Arbitrage Situations.  The Global Value Fund, to a lesser extent, seeks investments in companies involved in a merger, acquisition, liquidation, spin-off, consolidation, etc. (e.g., where a spread may exist between the market price and an announced deal price) and arbitrage situations.  When engaging in an arbitrage strategy, the Global Value Fund will typically buy one security while at the same time selling short another security.  The Global Value Fund generally buys the security that the Adviser believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the Adviser believes is either expensive relative to the price of the other security or otherwise overvalued.  In doing so, the Global Value Fund attempts to profit from a perceived relationship between the values of the two securities. The Global Value Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.  The prices of securities of companies involved in merger/arbitrage situations are generally not correlated to general stock market movements.

Distressed Companies.  The Global Value Fund, to a lesser extent, seeks investments in a variety of debt securities of companies that have filed or may file for bankruptcy, or are involved in financial restructurings or reorganizations.  This may include the purchase of bank debt, corporate debt, trade debt, etc. The prices of distressed companies’ debt securities are generally not correlated to general stock market movements.

Cash and Short-Term Debt Instruments.  A portion of the Global Value Fund’s total assets will be invested in cash and short-term debt instruments including, but not limited to, government obligations in the local currency of any developed country including the U.S., commercial paper and certificates of deposit.

Hedging.  The Adviser may employ hedging strategies to help reduce currency, security, industry, sector, country, region, and market risks with financial instruments including, but not limited to, forward foreign currency exchange contracts, currency futures contracts, options on currencies or currency futures, currency swaps, over-the-counter and exchange-listed options on equity securities and indices.  In addition, the Global Value Fund may engage in short sales of securities to hedge against declines of long portfolio positions.  Please see “Hedging and Income Transactions” in the Statement of Additional Information (SAI) for additional hedging strategies that may be employed by the Adviser.

Activism.  While the Global Value Fund generally purchases securities for investment purposes, the Adviser may, from time to time, seek to influence or control management when the Adviser believes the Global Value Fund may benefit.

Operating Experience.   The Adviser will seek to leverage the Lead Portfolio Manager’s experience operating and restructuring businesses in the U.S. and abroad in evaluating investment opportunities.  See the “Portfolio Management” section for the biography of the Lead Portfolio Manager of the Global Value Fund.

The Adviser believes this multi-faceted investment approach both lowers risk and increases appreciation potential.

The Global Value Fund’s investments in distressed companies will typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. The debt securities which the Global Value Fund may purchase may either be unrated, or rated in any rating category established by one or more independent rating organizations, such as Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Service (“Moody’s”). The Global Value Fund may invest in securities that are rated in the medium to lowest rating categories by S&P and Moody’s, some of which may be so-called “junk bonds.” The Global Value Fund will invest in debt securities based on their overall potential for capital appreciation, and therefore, such debt securities will have varying maturity dates.

The Global Value Fund typically will hold an equity investment (other than an investment involving a merger/arbitrage situation) for a substantial period of time (more than one year).  The Adviser will generally sell an investment when it determines that its target value has been reached, when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment’s inherent value, when the Adviser believes that the market value of an investment is overpriced relative to its intrinsic value, or when it determines that such security no longer offers fundamental value and financial strength and stability.

The Global Value Fund may engage in short sales of securities.  The Global Value Fund expects to engage in short sales for the following purposes:  (i) to hedge against declines of long portfolio positions (as mentioned above), (ii) in merger/arbitrage situations (as mentioned above), and (iii) to profit from declining market values of securities that the Adviser deems to be overvalued.

When the Adviser believes that a temporary defensive posture is appropriate, the Global Value Fund may hold all or a portion of its assets in short-term U.S. or foreign government obligations, cash or cash equivalents. This does not constitute a change in the Global Value Fund’s investment objective, but could prevent it from achieving its objective.

The Evermore Global Value Fund invests primarily in equity securities of foreign and U.S. companies the Adviser believes are undervalued and where catalysts exist to unlock the intrinsic values of such companies

PRINCIPAL INVESTMENT RISKS OF THE GLOBAL VALUE FUND

The following is a description of the principal risks of the Global Value Fund’s portfolio. A more detailed description of these and other risks of investing in the Global Value Fund can be found below under “Additional Information about Principal Investment Strategies and Principal Risks” and in the SAI.  There are various circumstances which could prevent the Global Value Fund from achieving its investment objective. It is important to read the provided risk disclosures in their entirety and to understand that you may lose money by investing in the Global Value Fund.

Prices of securities (and stocks in particular) have historically fluctuated. The value of the Global Value Fund will similarly fluctuate and you could lose money. The Global Value Fund frequently finds value in industries that the Adviser believes are temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other areas. The Global Value Fund may invest in smaller companies whose securities tend to be more volatile and less liquid than securities of larger companies.

The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality is increased, the market values of debt securities generally rise. Conversely, when interest rates rise or perceived credit quality is lowered, the market values of debt securities generally decline. The magnitude of these fluctuations will be greater when the average maturity of the Global Value Fund’s securities is longer.

A merger or other restructuring or tender or exchange offer proposed at the time the Global Value Fund invests in a merger/arbitrage situation may not be completed on the terms or within the time frame contemplated, resulting in losses to the Global Value Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

In addition to general market risks, foreign securities may be subject to different risks than investments in U.S. securities. An investment in a foreign company may be affected by different developments, including political, social, economic or other developments that are unique to that market. Therefore, the prices of foreign securities may, at times, move in a different direction than those of U.S. securities. From time to time, foreign capital markets may exhibit more volatility than those in the U.S.

The Global Value Fund’s investments are usually denominated in the currencies of the countries in which they are traded. As a result, the Global Value Fund may be affected by the changes in the value of foreign currencies in relation to the U.S. dollar. The value of a foreign currency may change in response to events that do not affect the value of the investment in the currency’s home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that it will succeed in doing so.

Investments in the Global Value Fund carries a certain amount of risk and the Global Value Fund cannot guarantee that it will achieve its investment objective. An investment in the Global Value Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Global Value Fund.

THE EVERMORE EUROPEAN VALUE FUND (THE “EUROPEAN VALUE FUND”)

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Investment Objective

The Evermore European Value Fund seeks capital appreciation by investing in securities from European markets.

Principal Investment Strategies

To achieve its investment objectives, the European Value Fund primarily seeks investments in equity securities of companies that are both undervalued and undergoing change and, to a lesser extent, securities of companies involved in merger/arbitrage situations and securities of companies that are deemed to be distressed (see below).  The European Value Fund may invest in securities of issuers located in any European country, of any size (market capitalization), and of any industry.  The European Value Fund will invest at least 80% of its total assets in equity and debt securities issued by European companies and governments.  The European Value Fund defines European companies as issuers (i) whose principal business operations are located in or (ii) who earn at least 50% of their revenue from, European countries. For purposes of the European Value Fund’s investments, European countries means all of the countries that are members of the European Union, Scandinavia,  and those regions of Russia and the former Soviet Union that are considered part of Europe. The European Value Fund intends to invest primarily in the following countries that represent a portion of the countries that are members of the European Union: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, and the United Kingdom.

Evermore Global Advisors, LLC, the European Value Fund’s investment adviser (the “Adviser”), seeks to identify investment opportunities through extensive research and analysis of individual companies, and generally does not focus on stock market conditions or other macro factors.   The Adviser employs a multi-faceted approach to traditional value investing, which is comprised of the following key components:

Catalyst-Driven, Undervalued Equity Securities.  The European Value Fund primarily seeks investments in equity securities of companies that trade at discounts to their realizable estimated values (“intrinsic values”) where one or more catalysts (e.g., management changes, restructurings, spin-offs, downsizing, recapitalizations, mergers, acquisitions, industry consolidation, distressed situations, etc.) exist to unlock the intrinsic values of these companies.  Equity securities include common stock, preferred stock, and securities convertible into common stock.

Merger/Arbitrage Situations.  The European Value Fund, to a lesser extent, seeks investments in companies involved in a merger, acquisition, liquidation, spin-off, consolidation, etc. (e.g., where a spread may exist between the market price and an announced deal price) and arbitrage situations.  When engaging in an arbitrage strategy, the European Value Fund will typically buy one security while at the same time selling short another security.  The European Value Fund generally buys the security that the Adviser believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the Adviser believes is either expensive relative to the price of the other security or otherwise overvalued.  In doing so, the European Value Fund attempts to profit from a perceived relationship between the values of the two securities. The European Value Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.  The prices of securities of companies involved in merger/arbitrage situations are generally not correlated to general stock market movements.

Distressed Companies.  The European Value Fund, to a lesser extent, seeks investments in a variety of debt securities of companies that have filed or may file for bankruptcy, or are involved in financial restructurings or reorganizations.  This may include the purchase of bank debt, corporate debt, trade debt, etc. The prices of distressed companies’ debt securities are generally not correlated to general stock market movements.

Cash and Short Term Debt Instruments.  A portion of the European Value Fund’s total assets will be invested in cash and short-term debt instruments including, but not limited to, government obligations in the local currency of any developed country including the U.S., commercial paper and certificates of deposit.

Hedging.  The Adviser may employ hedging strategies to help reduce currency, security, industry, sector, country, region, and market risks with financial instruments including, but not limited to, forward foreign currency exchange contracts, currency futures contracts, options on currencies or currency futures, currency swaps, over-the-counter and exchange-listed options on equity securities and indices.  In addition, the European Value Fund may engage in short sales of securities to hedge against declines of long portfolio positions.  Please see “Hedging and Income Transactions” in the Statement of Additional Information (SAI) for additional hedging strategies that may be employed by the Adviser.

Activism.  While the European Value Fund generally purchases securities for investment purposes, the Adviser may, from time to time, seek to influence or control management when the Adviser believes the European Value Fund may benefit.

Operating Experience.

The Adviser will seek to leverage the Lead Portfolio Manager’s experience operating and restructuring businesses in the U.S. and abroad in evaluating investment opportunities.  See the “Portfolio Management” section for the biography of the Lead Portfolio Manager of the European Value Fund.

The Adviser believes this multi-faceted investment approach both lowers risk and increases appreciation potential.

The European Value Fund’s investments in distressed companies will typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. The debt securities which the European Value Fund may purchase may either be unrated, or rated in any rating category established by one or more independent rating organizations, such as Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Service (“Moody’s”). The European Value Fund may invest in securities that are rated in the medium to lowest rating categories by S&P and Moody’s, some of which may be so-called “junk bonds.” The European Value Fund will invest in debt securities based on their overall potential for capital appreciation, and therefore, such debt securities will have varying maturity dates.

The European Value Fund typically will hold an equity investment (other than an investment involving a merger/ arbitrage situation) for a substantial period of time (more than one year).  The Adviser will generally sell an investment when it determines that its target value has been reached, when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment’s inherent value, when the Adviser believes that the market value of an investment is overpriced relative to its intrinsic value, or when it determines that such security no longer offers fundamental value and financial strength and stability.

The European Value Fund may engage in short sales of securities.  The European Value Fund expects to engage in short sales for the following purposes:  (i) to hedge against declines of long portfolio positions (as mentioned above), (ii) in merger/arbitrage situations (as mentioned above), and (iii) to profit from declining market values of securities that the Adviser deems to be overvalued.

When the Adviser believes that a temporary defensive posture is appropriate, the European Value Fund may hold all or a portion of its assets in short-term U.S. or foreign government obligations, cash or cash equivalents. This does not constitute a change in the European Value Fund’s investment objective, but could prevent it from achieving its objective.

The Evermore European Value Fund invests primarily in equity securities of European companies the Adviser believes are undervalued and where catalysts exist to unlock the intrinsic values of such companies

PRINCIPAL INVESTMENT RISKS OF THE EUROPEAN VALUE FUND

The following is a description of the principal risks of the European Value Fund’s portfolio. A more detailed description of these and other risks of investing in the European Value Fund can be found below under “Additional Information about Principal Investment Strategies and Principal Risks” and in the SAI.  There are various circumstances which could prevent the European Value Fund from achieving its investment objective. It is important to read the provided risk disclosures in their entirety and to understand that you may lose money by investing in the European Value Fund.

Prices of securities (and stocks in particular) have historically fluctuated. The value of the European Value Fund will similarly fluctuate and you could lose money. The European Value Fund frequently finds value in industries that the Adviser believes are temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other areas. The European Value Fund may invest in smaller companies whose securities tend to be more volatile and less liquid than securities of larger companies.

The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality is increased, the market values of debt securities generally rise. Conversely, when interest rates rise or perceived credit quality is lowered, the market values of debt securities generally decline. The magnitude of these fluctuations will be greater when the average maturity of the European Value Fund’s securities is longer.

A merger or other restructuring or tender or exchange offer proposed at the time the European Value Fund invests in a merger/arbitrage situation may not be completed on the terms or within the time frame contemplated, resulting in losses to the European Value Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

In addition to general market risks, foreign securities may be subject to different risks than investments in U.S. securities. An investment in a foreign company may be affected by different developments, including political, social, economic or other developments that are unique to that market. Therefore, the prices of foreign securities may, at times, move in a different direction than those of U.S. securities. From time to time, foreign capital markets may exhibit more volatility than those in the U.S.

By concentrating investments in a single region, even though across multiple countries, the European Value Fund may be subject to greater risks of adverse events and may experience greater volatility than other funds that are more broadly diversified geographically.

The European Value Fund’s investments are usually denominated in the currencies of the countries in which they are traded. As a result, the European Value Fund may be affected by the changes in the value of foreign currencies in relation to the U.S. dollar. The value of a foreign currency may change in response to events that do not affect the value of the investment in the currency’s home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that it will succeed in doing so.

Investments in the European Value Fund carries a certain amount of risk and the European Value Fund cannot guarantee that it will achieve its investment objective. An investment in the European Value Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the European Value Fund.

PERFORMANCE OF BOTH EVERMORE FUNDS (the “Funds”)

Evermore Global Value Fund

Because the Global Value Fund has not yet commenced operations as of the date of this Prospectus, performance information for the Fund is not included.

Evermore European Value Fund

Because the European Value Fund has not yet commenced operations as of the date of this Prospectus, performance information for the Fund is not included.

FEES AND EXPENSES

The following information describes the fees and expenses you may pay if you buy and hold shares of each Fund. Shareholder fees are paid directly from your investment. Operating expenses are paid from each Fund’s assets and therefore are incurred by shareholders indirectly.

Evermore Global Value Fund Fees and Expenses

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C		Class I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None		None

Maximum Deferred Sales Charge (Load) (as a percentage of lesser of amount invested or redemption value)	None (1)	1.00	%(2)	None

Redemption Fee/Exchange Fee (as a percentage of amount redeemed, if applicable)(3)	2.00%	2.00%		2.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund Assets)	Class A	Class C		Class I

Management Fees	0.99%	0.99%		0.99%

Distribution and/or Service (12b-1) Fees(4)	0.25%	1.00%		0.00%

Other Expenses(5)	0.64%	0.64%		0.64%

Total Annual Fund Operating Expenses(6)	1.88%	2.63%		1.63%

Less Expense Reimbursement(6)	-0.28%	-0.28%		-0.28%

Net Annual Operating Expenses	1.60%	2.35%		1.35%

(1)	Class A share investments of $1 million or more, which are purchased at Net Asset Value (“NAV”), are subject to a 0.75% CDSC if redeemed within 12 months.
(2)

For Class C shares, a 1% contingent deferred sales charge (“CDSC”) applies to the lesser of the amount invested or the redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

(3)

If you choose to receive your Class A or Class C share redemption proceeds by Federal Funds wire, the Fund will charge a wire fee of $15. Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption/exchange fee.

(4)	Class A and Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets. Class C shares also pay an annual distribution fee of up to 0.75% of average net assets.
(5)

Other expenses include custody, legal, transfer agency, sub-transfer agency, fund administration, fund accounting, and a number of other estimated expenses. Payments may be made to third parties that provide sub-transfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided. “Other Expenses” are based on estimated amounts for the 2010 fiscal year.

(6)

The Total Annual Fund Operating Expenses shown reflect the annual fee payable; however, the Adviser has given a contractual and binding undertaking for the Fund’s first fiscal year to limit the amount of the Fund’s total annual operating expenses, which will be borne by the Fund’s shareholders, exclusive of brokerage expenses, taxes, and extraordinary expenses, to 1.60%, 2.35%, and 1.35% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively. If the expenses excluded under the Expense Limitation Agreement increase in future years above the current year estimates, the Fund’s total expense figures would be higher than those shown in the table. This undertaking is in effect through December 31, 2010, is reevaluated on an annual basis, and may only be terminated by the Board of Trustees. Without this undertaking, expenses for these share classes would be higher. The Adviser will be permitted to recover, on a class by class basis, expenses it has borne through the undertakings described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant undertaking. The Board of Trustees must approve any recoupment payment made to the Adviser. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

Example

This example helps you compare the costs of investing in the Global Value Fund with other mutual funds. Your actual costs may be higher or lower.  The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume the following: that you invest $10,000 for the periods shown; that you reinvest all distributions and dividends without a sales charge; that the Global Value Fund’s operating expenses (before expense reimbursements, if any) remain the same; that the Adviser’s expense limitation agreement is in effect for year one; and that your investment has a 5% return each year (the assumption of a 5% return is required by the Securities and Exchange Commission for this example and is not a prediction of future performance).

If shares are redeemed at end of period:	1 Year	3 Years
Class A Shares	$655	$1,036
Class C Shares	$338	$791
Class I Shares	$137	$487

If shares are not redeemed at end of period:	1 Year	3 Years
Class A Shares	$655	$1,036
Class C Shares	$238	$791
Class I Shares	$137	$487

Since Class C shares are the only shares that have a one year CDSC, the only expense number that changes in the example above is when Class C shares are redeemed at the end of Year 1.

Evermore European Value Fund’s Fees and Expenses

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C		Class I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None		None

Maximum Deferred Sales Charge (Load) (as a percentage of lesser of amount invested or redemption value)	None (1)	1.00	%(2)	None

Redemption Fee/Exchange Fee (as a percentage of amount redeemed, if applicable)(3)	2.00%	2.00%		2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund Assets)	Class A	Class C	Class I

Management Fees	0.99%	0.99%	0.99%

Distribution and/or Service (12b-1) Fees(4)	0.25%	1.00%	0.00%

Other Expenses(5)	0.64%	0.64%	0.64%

Total Annual Fund Operating Expenses(6)	1.88%	2.63%	1.63%

Less Expense Reimbursement(6)	-0.28%	-0.28%	-0.28%

Net Annual Operating Expenses	1.60%	2.35%	1.35%

(1)	Class A share investments of $1 million or more, which are purchased at NAV, are subject to a 0.75% CDSC if redeemed within 12 months.
(2)

For Class C shares, a 1% CDSC applies to the lesser of the amount invested or the redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

(3)

If you choose to receive your Class A or Class C share redemption proceeds by Federal Funds wire, the Fund will charge a wire fee of $15. Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption/exchange fee.

(4)	Class A and Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets. Class C shares also pay an annual distribution fee of up to 0.75% of average net assets.
(5)

Other expenses include custody, legal, transfer agency, sub-transfer agency, fund administration, fund accounting, and a number of other estimated expenses. Payments may be made to third parties that provide sub-transfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided. “Other Expenses” are based on estimated amounts for the 2010 fiscal year.

(6)

The Total Annual Fund Operating Expenses shown reflect the annual fee payable; however, the Adviser has given a contractual and binding undertaking for the Fund’s first fiscal year to limit the amount of the Fund’s total annual operating expenses, which will be borne by the Fund’s shareholders, exclusive of brokerage expenses, taxes, organizational and extraordinary expenses, to 1.60%, 2.35%, and 1.35% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively.  If the expenses excluded under the Expense Limitation Agreement increase in future years above the current year estimates, the Fund’s total expense figures would be higher than those shown in the table. This undertaking is in effect through December 31, 2010, is reevaluated on an annual basis, and may only be terminated by the Board of Trustees. Without this undertaking, expenses for these share classes would be higher. The Adviser will be permitted to recover, on a class by class basis, expenses it has borne through the undertakings described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant undertaking. The Board of Trustees must approve any recoupment payment made to the Adviser. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

Example

This example helps you compare the costs of investing in the European Value Fund with other mutual funds. Your actual costs may be higher or lower.  The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume the following: that you invest $10,000 for the periods shown; that you reinvest all distributions and dividends without a sales charge; that the European Value Fund’s operating expenses (before expense reimbursements, if any) remain the same; that the Adviser’s expense limitation agreement is in effect for year one; and that your investment has a 5% return each year (the assumption of a 5% return is required by the Securities and Exchange Commission for this example and is not a prediction of future performance).

If shares are redeemed at end of period:	1 Year	3 Years
Class A Shares	$655	$1,036
Class C Shares	$338	$791
Class I Shares	$137	$487

If shares are not redeemed at end of period:	1 Year	3 Years
Class A Shares	$655	$1,036
Class C Shares	$238	$791
Class I Shares	$137	$487

Since Class C shares are the only shares that have a one year CDSC, the only expense number that changes in the example above is when Class C shares are redeemed at the end of Year 1.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to disclosure of their portfolio securities is available in the Funds’ SAI, which is available without charge upon request.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

This section provides additional information about the Funds’ investments and certain portfolio management techniques the Funds’ management team may use, as well as the principal risks that may affect a Fund’s portfolio. In seeking to achieve the investment objectives, the Funds’ management team may also invest in various types of securities and engage in various investment practices which are not the principal focus of the Funds and therefore are not described in this Prospectus. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Funds’ SAI, which is available without charge upon request.

The Adviser employs a research and catalyst driven, fundamental value investment strategy with respect to the Funds’ investments.  With an emphasis on undervalued equities, merger/arbitrage situations and distressed companies, the Funds will focus their investments in areas where the most compelling opportunities exist and on situations that, in the Adviser’s opinion, have the potential for growth of capital.  In selecting equity investments, the Adviser focuses on the market price of a company’s securities relative to the Adviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings. The Adviser also focuses on the strength of the management teams of the companies for which the Adviser is evaluating an investment.  Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Adviser’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The Adviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

In order to achieve their investment objectives, the Funds are not limited to the amounts that may be invested based on the size (market capitalizations) of companies.  However, the Funds will generally invest in mid- and large-capitalization companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion. The Funds also may invest a significant portion of its assets in small-capitalization companies.

While the Funds generally purchase securities for investment purposes, the Adviser may take a more active role and seek to influence or control management, from time to time, when the Adviser believes the Funds may benefit.

The Funds will invest primarily in equity securities, including common stock, preferred stock, and securities convertible into, or expected to be exchanged for, equity securities. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.

In order to try to mitigate the risk of impairment of capital, both Funds will consider investments in fixed-income securities of U.S. or foreign issuers which may provide some income and in certain cases a potential for long-term growth of capital.

The Funds also may use derivatives (e.g., options, futures), which are investments whose value is determined by underlying securities, indices or reference rates.  The Funds may invest in derivatives to hedge exposure to certain markets and for speculative (i.e., non-hedging) purposes.  The Funds also seek to enhance their return by managing their exposure to non-U.S. currencies, typically through the use of foreign currency derivatives, including currency forward contracts and currency swaps.

In seeking to meet their investment objectives, the Funds may be subject to the following risks:

Below Investment-Grade Securities Risk/High Yield Risk. A Fund that invests in high yield securities and unrated securities of similar credit quality (sometimes referred to as “high yield securities” or “junk bonds”) may be subject to greater levels of credit and liquidity risk than a fund that does not invest in such securities. These securities are considered riskier than investment grade securities with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Company Risk.  An individual security may perform differently than the overall market.  This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Credit Risk.  The value of a debt security is directly affected by the issuer’s ability (and the market’s perception of the issuer’s ability) to repay principal and pay interest on time. The value of the Funds’ investments in debt securities may decline if an issuer fails to pay an obligation on a timely basis. If the credit quality of the Funds’ investments in debt securities deteriorates or is perceived to deteriorate, the value of those investments could decline and the value of the Funds’ shares could decline. The Funds may also be subject to credit risk to the extent that it engages in financial transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to the Funds. These transactions are subject to the risks that a third party may be unwilling or unable to honor its financial obligations to the Funds.

Custody/Sub-Custody Risk: The Funds may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Funds may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability.

Derivatives Risk.  There is greater complexity involved with the use of derivatives and these investments may expose the Funds to greater risks and result in poorer overall performance.  Derivative investments may include forward contracts, options, futures contracts and options on futures, and swaps (including rate caps, floors and collars, total return swap contracts, currency swap contracts, and credit default swap contracts). Derivatives are subject to a number of risks, such as interest rate risk, market risk, credit risk and management risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. A small investment in a derivative could have a relatively large positive or negative impact on the performance of the Funds, potentially resulting in losses to the Funds’ shareholders.

Other risks, such as liquidity risk, arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Funds’ derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the SAI.

Foreign Securities Risk.   Securities of companies located outside the U.S. involve additional risks that can increase the potential for losses in the Fund to the extent that it invests in these securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.  These risks can increase the potential for losses in the Funds and affect their share prices.

Currency Exchange Rates.  Foreign securities may be issued and traded in foreign currencies.  As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S.  For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

Political and Economic Developments. The political, economic and social structures of some foreign countries in which the Funds invest may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases.  It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets.  Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to their foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Funds’ investments, in non-U.S. countries.  These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Funds’ investments.

Trading Practices.  Brokerage commissions and other fees may be higher for foreign securities.  Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Funds’ assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of Information.  Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies.  Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited Markets.  Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities.  This means the Funds may at times be unable to sell foreign securities at favorable prices.

Emerging Markets.  The risks of foreign investments typically are greater in less developed countries, sometimes referred to as emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly.  These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility.  In fact, short-term volatility in these markets and declines of 50% or more are not uncommon.  Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Derivative Securities.  The Funds may attempt to hedge (protect) against currency risks, largely using forward foreign currency  exchange contracts,  where available and when, in the Adviser’s opinion,  it would be advantageous to the Funds. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency  at a  future  date  and at a price set at the time of the contract.  Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency,  but they also limit any  potential  gains and do not protect against fluctuations in the value of the underlying position.

Forward foreign currency exchange contracts are considered derivative investments, because their value and performance depend,  at least in part, on the value and performance of an underlying asset.  The Funds’ investments in derivatives  may involve a small investment relative to the amount of risk assumed. To the extent the Funds enter into these transactions,  their success will depend on the  Adviser’s ability to predict market movements,  and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or  inability to close out a position  because the trading market became illiquid.

Interest Rate Risk.  The prices of debt securities are generally linked to prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. In general, the longer the maturity of a debt security held by a fund, the more the fund is subject to interest rate risk.

Some debt securities give the issuer the right to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, the Funds may have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

Large Company Risk.  Investments in large capitalization companies may underperform the markets as a whole.

Limited Operating History Risk. The Funds and the Adviser are recently formed entities and have limited operating histories upon which investors can evaluate the performance of the Funds. The Adviser has not previously managed a mutual fund; however, as discussed below, the Funds’ lead portfolio manager has managed mutual funds in the past and both portfolio managers have substantial experience investing in and analyzing companies in the U.S. and global equity markets employing fundamental equity research.

Management Risk. Each Fund is subject to risk that the Adviser will make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these decisions will achieve the desired results for the Funds.

Small and/or Mid-Sized Companies Risk. Investments in securities of small and mid-sized companies tend to be more vulnerable to adverse developments and are more volatile and less liquid than securities of large companies. Compared to large companies, small and mid-sized companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information about the issuers of the securities or have less market interest for such securities. Investments in small or mid-sized companies may involve special risks, including risks associated with dependence on a small management group, little or no operating history, little or no track record of success, and limited non-diversified product lines, markets and financial resources. The securities of small and mid-sized companies may be illiquid, restricted as to resale, or may trade less frequently and in smaller volume than more widely held securities, which may make it difficult for a Fund to establish or close out a position in these securities at prevailing market rates.

Stock Market Risk.  Prices of securities (and stocks in particular) have historically fluctuated. The value of the Funds will similarly fluctuate and you could lose money. The Funds frequently find value in industries that are temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other areas.

Value Stock Risk.  Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the Adviser, undervalued.  The value of a security believed by the Adviser to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.

INVESTMENT ADVISER

Evermore Global Advisors, LLC is the investment adviser of the Funds.  The Adviser was organized as a Delaware limited liability company in June 2009 under the name “Evermore Value Investors, LLC”.  The Adviser’s name changed to “Evermore Global Advisors, LLC” on November 6, 2009.  Its primary place of business is at 89 Summit Avenue, Summit, New Jersey 07901.  The Adviser’s primary business is to provide a variety of investment management services to registered investment companies, institutional and high net worth separate accounts, and offshore funds.  The Adviser is responsible for all business activities and oversight of the investment decisions made for the Funds.  As of December 8, 2009, the Adviser did not have any assets under management.

In return for providing management services to the Funds, each Fund pays the Adviser an annual fee monthly in arrears.   The advisory fees that will be paid for each Fund’s initial fiscal year as a percentage of each Fund’s average daily net assets are shown below under “Management Fees”.  The listed fees may be reduced as a result of the Expense Limitation Agreement discussed in the “Fees and Expenses” section.

MANAGEMENT FEES

Evermore Global Value Fund:	0.99%
Evermore European Value Fund:	0.99%

PORTFOLIO MANAGEMENT

David E. Marcus

David E. Marcus is co-founder, chief executive officer, and chief investment officer of the Adviser and lead portfolio manager of the Funds.  Mr. Marcus has over twenty years of experience in investment management, including management of registered investment companies.  For a majority of this time, Mr. Marcus has focused on investing in European and other foreign companies.

Mr. Marcus graduated from Northeastern University in 1988.  From 1988 to 2000. Mr. Marcus held a series of positions at Mutual Series Fund, including junior research analyst, research analyst, co-portfolio manager and portfolio manager.  From November 1998 to January 2000, Mr. Marcus was portfolio manager of the Franklin Mutual European Fund and co-portfolio manager of the Franklin Mutual Shares Fund and Franklin Mutual Discovery Fund.  During this time, Mr. Marcus also served as Senior Vice President and Director of European Investments for Franklin Mutual Advisers, LLC.

After leaving Franklin Mutual in early 2000, Mr. Marcus founded Marcstone Capital Management, L.P., a long/short European-focused equity manager, largely funded by Jan Stenbeck, the famous Swedish financier.  After Jan Stenbeck’s death in late 2002, Mr. Marcus closed Marcstone and returned capital to its investors.

In early 2003, Mr. Marcus co-founded Stonebrook Partners, LLC, the family office of the Stenbeck family and became an adviser to the Stenbeck family, in which capacity he helped restructure a number of the public companies that the family controlled.

In June 2004, Mr. Marcus founded and served as managing partner of MarCap Investors, L.P., the investment manager of a long/short European small cap special situations fund, which he is currently winding down.

Over the past nine years, Mr. Marcus has served on the board of directors of numerous companies, including:

•                  Novestra AB, a Swedish publicly-traded private equity firm with holdings in the U.S. and Europe;

•                  Pergo AB, a Swedish publicly-traded flooring company with over $400 million in revenues; Mr. Marcus was instrumental in helping negotiate the sale of the company to the German company Pfleiderer AG;

•                  Scribona AB, a Swedish publicly-traded distributor of office products with sales in excess of $1 billion; as Chairman of the Board, Mr. Marcus led the complete restructuring of the company and the negotiation to sell its operating assets;

•                  Miltope, Inc, a U.S. publicly-traded and subsequently acquired maker of ruggedized electronics for the U.S. military; and

•                  Modern Times Group AB, a Swedish publicly-traded pan-European media conglomerate.

Mr. Marcus has gained significant operating experience through his active involvement on the above mentioned boards, as well as his involvement with the restructuring of a number of companies controlled by the Stenbeck family.

More information about Mr. Marcus’ compensation, other accounts managed by Mr. Marcus, and Mr. Marcus’ ownership of securities in the Funds is included in the SAI.

Jae Chung

Jae Chung is co-portfolio manager of the Funds.  Mr. Chung has over twenty years of experience in investment management, including management of registered investment companies.  Over the course of his career, Mr. Chung has focused on U.S. and international equity investing.

Mr. Chung graduated from Yale University in 1989.  From 1989 to 1996, Mr. Chung held a series of positions at Oakmont Corporation, which was the family office for the founder of Trust Company of the West.  At Oakmont, Mr. Chung was a research analyst who focused primarily on U.S. and Latin American equities.  In addition, Mr. Chung managed an on-shore fund in Korea from 1993 to 1996 and a Taiwan investment vehicle from 1994 to 1995.

From 1996 to 2000, Mr. Chung was a senior research analyst at Franklin Mutual Advisers, LLC, where he focused primarily on European and other foreign investments.  Toward the end of his tenure at Franklin Mutual, Mr. Chung became co-manager of the Franklin Mutual Discovery Fund and the Franklin Mutual European Fund.

From 2000 to 2003, Mr. Chung was co-portfolio manager at Marcstone Capital Management, L.P., a long/short European-focused equity manager, largely funded by Jan Stenbeck, the famous Swedish financier.

From 2003 to 2009, Mr. Chung was a senior research analyst at Davis Advisors, a registered investment adviser with over $60 billion in assets under management.  Mr. Chung served as an equity analyst for the flagship Davis New York Venture Fund, as well as the Davis Global, International, and Opportunity Funds.

APPROVAL OF ADVISORY AGREEMENTS

A discussion regarding the basis of the Board of Trustees’ approval of the initial investment advisory contract(s) with the Funds will be included in each Fund’s initial shareholder report.

YOUR ACCOUNT

SELECTING A SHARE CLASS

Each class of shares offered in this prospectus has its own sales charge (load), if any, and expense structure.  The decision as to which class of shares of a Fund is best suited to your needs depends on a number of factors that you should discuss with your financial advisor.  Some factors to consider are how much you plan to invest and how long you plan to hold your investment.  If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you.  If you are investing a lesser amount over a shorter term, you may want to consider Class C shares (if investing for less than five years).  Class C shares are not available for investments of $1 million or more.  Class I shares are only available to certain investors, as explained below.

Since your objectives may change over time, you may want to consider another class when you buy additional fund shares.  All of your future investments in a Fund will be made in the class you select when you open an account, unless you inform the Fund otherwise, in writing, when you make a future investment.

Below is a comparison between Class A, C and I shares.

Class A	Class C	Class I
Initial sales charge	No initial sales charge	No initial sales charge
$5,000 minimum investment: $2,000 for IRAs	$5,000 minimum investment: $2,000 for IRAs	$1,000,000 minimum investment
No CDSC, except a .75% CDSC is imposed on purchases of $1 million or more that are redeemed within 12 months after purchase	A 1% CDSC on shares that are redeemed within 12 months after purchase	No contingent deferred sales charge
Maximum distribution and service (12b-1) fess of 0.25%	Maximum distribution and service (12b-1) fess of 1.00%	Not subject to 12b-1 fees
A redemption fee of 2.00% for shares exchanged/redeemed within 30 days after acquisition	A redemption fee of 2.00% for shares exchanged/redeemed within 30 days after acquisition	A redemption fee of 2.00% for shares exchanged/redeemed within 30 days after acquisition

DISTRIBUTION AND SERVICING (12b-1) PLANS

The Funds pay fees to Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”), on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Class A and Class C Fund shares (“distribution fees”) and/or in connection with personal services rendered to Class A and Class C Fund shareholders and the maintenance of shareholder accounts (“servicing fees”).  These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for each Fund’s Class A and Class C shares offered in this Prospectus.  There is no 12b-1 Plan for each Fund’s Class I shares.  Currently, Class A shares pay only distribution fees; Class C shares pay both distribution and servicing fees.  The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

Class	Annual distribution-related service fee

Class A Shares	0.25	%*
Class C Shares	1.00%
Class I Shares	None

Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.  Therefore, although Class C shares may not pay initial sales charges, the distribution fees payable on Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares.

*For purchases of Class A shares at NAV where dealers of record receive “finder’s fee” commissions, dealers will start to receive the 12b-1 fee beginning in the 13th month after purchase.  For purchases at NAV where dealers of record do not receive “finder’s fee” commissions, dealers will start to receive the 12b-1 fee at the time of purchase.

CONTINGENT DEFERRED SALES CHARGE (“CDSC”)

A CDSC may be assessed against your redemption amount of Class C or certain Class A shares and paid to the Distributor, as further described below. The purpose of the CDSC is to compensate the Distributor for the costs incurred by it in connection with the sale of the Fund’s Class C shares or certain Class A shares.  The Distributor pays 1.00% of the amount invested to dealers who sell Class C shares.

The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in NAV above the initial purchase price. To illustrate this point, consider shares purchased at an NAV per share of $10.  If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10.  If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.  In order to determine the applicable CDSC, if any, all purchases are totaled and considered to have been made on the first day of the month in which the purchase was made.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a CDSC (including shares which represent reinvested dividends and distributions), and then of shares that represent the lowest sales charge.  Unless instructed otherwise, when requested to redeem a specific dollar amount, a Fund will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions. The shares redeemed for payment of the CDSC are not subject to a CDSC.

CLASS A SHARES

•                  You pay an initial sales charge of up to 5.00% when you buy Class A shares (see table below).  The sales charge is deducted from your investment so that not all of your purchase payment is invested.

		Sales Charge as	Reallowance to
	Sales Charge as	Percent of Net	Dealers as
	Percent of	Amount	Percent of
Class A Shares Dollars Invested	Offering Price	Invested	Offering Price
Less than $25,000	5.00%	5.26%	4.50%
$25,000 to less than $50,000	4.50%	4.71%	4.25%
$50,000 to less than $100,000	4.00%	4.17%	3.75%
$100,000 to less than $250,000	3.50%	3.63%	3.25%
$250,000 to less than $500,000	2.50%	2.56%	2.25%
$500,000 to less than $1,000,000	1.50%	1.52%	1.25%
$1,000,000 and over	0.00%	0.00%	0.00%

•                  Class A shares are subject to lower 12b-1 fees than Class C shares.  Class A shareholders generally pay lower annual expenses and receive higher dividends than Class C shareholders.

•                  A redemption fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 30 days after their acquisition (including acquisition by exchange).  Please see “How to Redeem or Exchange Shares” for more details.

•                  Class A shares of the Funds issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at NAV and are not subject to any sales charges.

•                  Class A share investments of $1 million or more, which are purchased at NAV, are subject to a 0.75% CDSC if redeemed within 12 months.

Sales Charge Reductions and Waivers for Class A Shares

•                  You may be eligible for a reduction or a complete waiver of any sales charge under a number of circumstances.  For example, you pay no sales charge if you purchase $1,000,000 or more of Class A shares.  In addition, Class A’s sales charges may be waived for the following investors (“Qualifying Investors”):

•                  employees of the Adviser or the Funds and their immediate family members (including spouse, children, parents, children’s spouses, and spouse’s parents);

•                  investors who purchase through accounts with the Adviser and through their existing trust relationship with the Adviser;

•                  certain existing shareholders who own shares in a Fund within their trust accounts;

•                  investors who purchase shares in connection with 401(k) plans, 403(b) plans, and other employer-sponsored retirement plans;

•                  Trustees of the Funds;

•                  Legal counsel to the Adviser, the Funds, and Trustees of the Funds;

•                  Investors who purchase in connection with non-transaction fee fund programs and through certain investment advisors and broker-dealers in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees; and

•                  other investors at the discretion of the Adviser.

•                  Investors in the Funds may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one or more Funds that are series of the Trust (together, “Eligible Funds”), are summarized below.

•                  Right of Accumulation (Breakpoints).  You may combine your new purchase of Class A shares with Class A, C, and I shares currently owned for the purpose of qualifying for the lower sales charge rates that apply to larger purchases.  The applicable sales charge for the new purchase is based on the total of (i) your current purchase and (ii) the current value (based on the public offering price for Class A shares and the NAV for Class C and I shares) of all other shares you own.  For purposes of this right of accumulation, you may combine not only shares you own, but shares owned by your spouse or domestic partner, and by your dependent children.

•                  Letter of Intent.  By signing a Letter of Intent (LOI) you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you plan to invest over a 13-month period.  The LOI will apply to all purchases of Evermore Funds Trust Class A shares.  Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchase resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the period.  If, at the end of that time the total amount of purchase made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.

If you establish an LOI with Evermore Funds Trust, you can aggregate your accounts as well as the accounts of your immediate family members.  You will need to provide written instructions with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

•                  Reinstatement Privilege.  A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 90 calendar days after the redemption or repurchase date. Please note that reinstatement will not prevent recognition of a gain realized on the redemption, and a loss may be disallowed for tax purposes. The gain or loss resulting from the redemption may be affected by exercising the reinstatement privilege if you reinvest within 30 days.

•                  Method of Valuation of Accounts.  To determine whether a shareholder qualifies for a reduction in sales charges on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

•                  In order for investors in Class A shares of the Funds to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Funds held in:

•                  all of the investor’s accounts held directly with the Funds or through a financial intermediary;

•                  any account of the investor at another financial intermediary; and

•                  accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

Contingent Deferred Sales Charge / Payment of Finder’s Fee Commissions for Class A Shares

As stated above, if you invest $1,000,000 or more in Class A shares, you will not pay any initial sales charge. The Adviser and/or its affiliates may pay dealers of record “finder’s fee” commissions of up to 0.75% of purchases of Class A shares of any Fund that were not previously subject to a front-end sales charge or dealer commission paid by the investor.

“Finder’s fee” commissions will not be paid in connection with purchases made by an Omnibus Account maintained with the Fund for trading on behalf of its customers.  “Finder’s fee” commissions may be paid under certain other circumstances at the discretion of the Adviser.

If you redeem your Class A shares within 12 months after purchase and were paid a “finder’s fee”, you may be charged a CDSC of 0.75% of the lesser of the original cost of the shares being redeemed or your redemption proceeds.  Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

CLASS C SHARES

•                  You do not pay an initial sales charge when you buy Class C shares.  The full amount of your purchase payment is invested initially.

•                  You normally pay a contingent deferred sales charge of 1.00% if you redeem Class C shares during the first 12 months after your initial purchase.  This charge will be applied to the lesser of the amount you invested or the redemption value of the shares you redeemed (see “Contingent Deferred Sales Charge (“CDSC”)” above).  The Class C CDSC may be waived for certain Qualifying Investors.

•                  Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and an annual distribution fee of 0.75% of average net assets.  Over time, those fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares.  Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•                  A redemption fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 30 days after their acquisition (including acquisition by exchange).  Please see “How to Redeem or Exchange Shares” for more details.

CLASS I SHARES

•                  You do not pay an initial sales charge when you buy Class I shares.  The full amount of your purchase payment is invested initially.

•                  Class I shares are not subject to 12b-1 fees.  Therefore, Class I shareholders normally pay lower annual expenses and receive higher dividends than Class A and Class C shareholders.

•                  Class I shares are not subject to contingent deferred sales charges.

•                  A redemption fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 30 days after their acquisition (including acquisition by exchange).  Please see “How to Redeem or Exchange Shares” for more details.

•                  Class I shares are only available for purchase by:

•                  fund of funds;

•                  participants of employee benefit plans established under Section 403(b) or Section 457, or qualified under Section 401, of the Code, including 401(k) plans if the value of the plan exceeds $10,000,000, when the shares are held in omnibus accounts on the Funds’ records, and an unaffiliated third party provides administrative and/or other support services to the plan;

•                  certain financial intermediaries that charge their customers transaction fees with respect to their customers’ investments in the Funds;

•                  endowments, foundations, corporations and high net worth individuals using a trust or custodial platform;

•                  investors participating in ‘wrap fee’ or asset allocation programs or other fee-based arrangements sponsored by nonaffiliated broker-dealers and other financial institutions that have entered into agreements with the Funds’ Distributor;

•                  employees and directors of the Adviser or the Funds and their immediate family members (including spouse, children, parents, children’s spouses, and spouse’s parents);

•                  former investors in the funds managed by MarCap Investors, L.P.; and

•                  other investors at the discretion of the Adviser.

•                  The $1,000,000 initial minimum investment may be waived for Class I shares for sponsors of 401(k) plans, wrap fee programs, and certain other investors if approved by the Adviser and/or its affiliates and/or the Distributor.

•                  Employees and directors/trustees of the Adviser or the Funds and their immediate family members (including spouse, children, parents, children’s spouses, and spouse’s parents) and former investors in the funds managed by MarCap Investors, L.P. are not subject to the minimum initial investment of $1,000,000.

PAYMENTS TO FINANCIAL FIRMS

The Adviser and/or its affiliates and/or the Distributor may also make payments for distribution and/or shareholder servicing activities out of their own resources.  The Adviser may also make payments for marketing, promotional or related expenses to dealers.  Such payments also may include any other payment requirement of a broker dealer or other financial intermediary, including certain agreed upon “finder’s fee” commissions as described in greater detail under “Contingent Deferred Sales Charge / Payment of Finder’s Fee Commissions for Class A Shares.”

These payments are derived from the Adviser’s legitimate business activities.  The amount of these payments is determined by the Adviser and may be substantial. These payments are often referred to as “revenue sharing payments.” The recipients of such payments may include the Distributor, other affiliates of the Adviser, and broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of a Fund.  In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary or plan administrator or sponsor for details about revenue sharing payments it may receive.

Certain broker dealers or other third-parties hold their accounts in “street name” and perform the services normally handled by the Funds’ transfer agent.  These services may include client statements, tax reporting, order-processing and client relations.  As a result, these third parties may charge the Funds for these services.  Sub-transfer agency fees paid by the Funds are, in aggregate, no more than what the Funds otherwise would have paid to the Funds’ transfer agent for the same services.  Arrangements may involve a per-account fee, an asset-based fee, a sales-based fee or, in some cases, a combination of the three.  These fees are directly attributable to shareholder services performed by the relevant party.  While the Adviser and the Distributor consider these to be payments for services rendered, they represent an additional business relationship between these sub-transfer agents and the Funds that often results, at least in part, from past or present sales of Fund shares by the sub-transfer agents or their affiliates.

HOW TO PURCHASE SHARES

Opening a New Account

If you are opening a new account, please complete and sign the Funds’ account application.  Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares.  To save time, you can sign up now for certain features and services you may want on your account by completing the appropriate sections of the application (see “Investor Services”).  For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application.  We will keep your bank information on file for future purchases and redemptions.

Please note that you may only purchase shares of a Fund that is eligible for sale in your state or jurisdiction.  Shares of the Funds have not been registered for sale outside of the U.S..  The Funds generally do not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

All purchases are subject to acceptance by the Funds, and the price of the shares you are purchasing will be the NAV plus any applicable sales charge which is next computed after receipt by the transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), or other authorized agent or sub-agent, of the purchase in good order.  All checks must be in U.S. dollars drawn on a domestic bank.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares, nor will the Funds accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

The Transfer Agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Fund for any payment that is returned.  It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.  The Funds reserve the right to reject any application.

You may also purchase shares of the Funds for the following types of retirement/savings plan accounts:

•                  Traditional Individual Retirement Account (IRA)

•                  IRA Rollover Account

•                  Roth IRA Account

•                  Simplified Employee Pension (SEP) Plan

•                  Simple IRA

•                  Coverdell Education Savings Plan

Good order means that your purchase request includes:

•                  Fund name and account number;

•                  Amount of the transaction (in dollars or shares);

•                  A completed account application or investment stub;

•                  Corporate/Institutional accounts only: A certified corporate resolution dated within the last six months (or a certified corporate resolution and letter of indemnity) must be on file with the Transfer Agent;

•                  Any supporting legal documentation that may be required; and

•                  A check payable to Evermore Funds Trust.

All purchase requests received in good order before 4:00p.m. Eastern time will be processed on that same day.  Purchase requests received after 4:00p.m. Eastern time will receive the next business day’s NAV or Public Offering Price, as applicable based upon your share class.

In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Program.  As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at (888) 444-9177 if you need additional assistance when completing your Application.

If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction until the required identity information is received.  The Fund may also reserve the right to close the account within 5 business days if clarifying information /documentation is not received.

Minimum Initial Investment

Purchases of shares in the Funds are subject to the following minimum initial investments:

Class	Minimum Initial Investment
A	$5,000 ($2,000 for IRAs)
C	$5,000 ($2,000 for IRAs)
I	$1,000,000

Methods by Which to Make Your Initial Purchase

You may purchase shares in the Funds by any of the following methods:

Investment Method	To Open an Account

Through your financial advisor(1)	Contact your financial advisor

By Phone/Online	Please call (888) 444-9177

If you have another Evermore Fund account with your bank account information on file, you may open a new account by phone. At this time, a new account may not be opened online.

To make a same day investment, your phone order must be received and accepted by us by 4:00pm Eastern time or the close of the New York Stock Exchange, whichever is earlier.

By Regular Mail	Make your check payable to: Evermore Funds Trust

Mail your application and check to:

Evermore Funds Trust c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53202-0701

By Overnight, Certified or Registered Mail	Mail your application and check to:

Evermore Funds Trust c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53202-0701

For overnight mail delivery, mail your check to: Evermore Funds Trust c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

By Wire

Prior to making an initial investment by wire, a completed Account Application or IRA Account Application must have been received by the Funds. Once an account number has been assigned, please call (888) 444-9177 to notify the Funds of your wire transaction.

Wire to:
U.S. Bank, N.A. 777 E. Wisconsin Avenue

ABA #: 075000022

Credit:  U.S. Bancorp Fund Services, LLC

Account #:  112-952-137

Further credit:  Evermore Funds Trust

Shareholder Name:

Shareholder Account Number:

Wired funds must be received prior to 4:00pm Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Exchange

Please call Shareholder Services at (888) 444-9177, or send signed written instructions. You also may place an online exchange order. The automated telephone system cannot be used to open a new account.

Please see “How to Exchange Shares” for more information on exchanges

Please note that business hours of the Funds are 9:00am to 6:00pm Eastern time

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office boxes, of purchase applications or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

You may purchase a Fund’s shares through selected securities dealers, and their designees, with whom the Distributor has sales agreements. For a list of authorized dealers, please call the Distributor at (888) 444-9177.  Authorized dealers and financial services firms may charge you a transaction fee in addition to any applicable sales loads.  Authorized dealers and financial services firms are responsible for promptly transmitting purchase orders to the Distributor.  The Fund will be deemed to have received a purchase or redemption order when these authorized dealers and financial service firms, or, if applicable, their authorized designee, accepts a purchase or redemption order in good order.  Orders received by the Fund in good order will be priced at the Fund’s NAV next computed after they are accepted by the authorized dealers or financial services firms or their authorized designee.

The Distributor or Adviser, in their sole discretion, may accept or reject any order for purchase of Fund shares if it involves unsuitable business practices such as market timing, late trading, or unsuitable investments. No share certificates will be issued unless specifically requested in writing.

An investor should invest in the Funds for long-term investment purposes only. The Trust and the Adviser each reserves the right to refuse purchases if, in the judgment of the Trust or the Adviser, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Frequent Purchases and Sales of Fund Shares” below for more information.

Adding to an Existing Account

Minimum Additional Investment

Purchases of shares in the Funds are subject to the following minimum additional investments:

Class	Minimum Additional Investment
A	$100
C	$100
I	$25,000

In order to make additions to your account, you may either establish a Systematic Investment Program (see “Investor Services” section) or make additional purchases any time you choose.

Methods by Which to Make Your Additional Purchases

You may purchase additional shares in the Funds by any of the following methods:

Investment Method	To Add to an Account

Through your financial advisor(1)	Contact your financial advisor

By Phone/Online	Please call (888) 444-9177

Before requesting a telephone purchase into an existing account, please be sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank’s name and address and a voided check or savings account deposit slip. If the bank and Fund accounts do not have at least one common owner, your written request must be signed by all Fund and bank account owners, and each individual must have his or her signature guaranteed.  At this time, an online purchase into an existing account is not available.

To make a same day investment, your phone order must be received and accepted by us by 4:00pm Eastern time or the close of the New York Stock Exchange, whichever is earlier.

By Regular Mail	Make your check payable to: Evermore Funds Trust. Include your account number on the check.

Fill out the deposit slip from your account statement. If you do not have a slip, fill out a note with your name, the Fund name, and your account number.

Mail the check and deposit slip or note to:
Evermore Funds Trust c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53202-0701

By Overnight, Certified or Registered Mail	Make your check payable to: Evermore Funds Trust. Include your account number on the check.

Fill out the deposit slip from your account statement. If you do not have a slip, fill out a note with your name, the Fund name, and your account number.

Mail the check and deposit slip or note to:

Evermore Funds Trust

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53202-0701

For overnight mail delivery, send the check and deposit slip or note to:

Evermore Funds Trust

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

By Wire	Please call (888) 444-9177 to notify the Funds of your wire transaction.

Wire to:
U.S. Bank, N.A. 777 E. Wisconsin Avenue

ABA #: 075000022

Credit:  U.S. Bancorp Fund Services, LLC

Account #:  112-952-137

Further credit:  Evermore Funds Trust

Shareholder Name:

Shareholder Account Number:

Wired funds must be received prior to 4:00pm Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Automatic Investment Plan

You may make regular bi-monthly, monthly, quarterly or annual investments of $100 or more ($25,000 or more for Class I shares) in shares of any Fund automatically from a checking or savings account. See “Automatic Investment Plan” below.

By Exchange

Please call Shareholder Services at (888) 444-9177, or send signed written instructions. You also may place an exchange order through the automated telephone system, however, the automated telephone system cannot be used to open a new account.

Please see “How to Exchange Shares” for more information on exchanges

Please note that business hours of the Funds are 9:00am to 6:00pm Eastern time

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office boxes, of purchase applications or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

You may purchase a Fund’s shares through selected securities dealers, and their designees, with whom the Distributor has sales agreements. For a list of authorized dealers, please call the Distributor at (888) 444-9177.  Authorized dealers and financial services firms may charge you a transaction fee in addition to any applicable sales loads.  Authorized dealers and financial services firms are responsible for promptly transmitting purchase orders to the Distributor.  A Fund will be deemed to have received a purchase or redemption order when these authorized dealers and financial service firms, or, if applicable, their authorized designee, accepts a purchase or redemption order in good order.  Orders received by a Fund in good order will be priced at the Fund’s NAV next computed after they are accepted by the authorized dealers or financial services firms or their authorized designee.

The Distributor or Adviser, in their sole discretion, may accept or reject any order for purchase of Fund shares if it involves unsuitable business practices such as market timing, late trading, or unsuitable investments. No share certificates will be issued unless specifically requested in writing.

An investor should invest in the Funds for long-term investment purposes only. The Trust and the Adviser each reserves the right to refuse purchases if, in the judgment of the Trust or the Adviser, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Frequent Purchases and Sales of Fund Shares” below for more information.

Automatic Investment Plan

Once your account has been opened with the initial minimum investment of the Fund class you selected, you may make additional purchases at regular intervals through the Automatic Investment Plan.  This Plan provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a monthly, bi-monthly, quarterly, or semi-annual basis.  In order to participate in the Plan, each purchase must be in the amount of $100 or more for Classes A and C and $25,000 or more for Class I, and your financial institution must be a member of the Automated Clearing House (ACH) network.  If your bank rejects your payment, the Funds’ Transfer Agent will charge a $25 fee to your account.  To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or call the Funds’ Transfer Agent at (888) 444-9177.  Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent 5 days prior to the effective date.  If your purchase through the Automatic Investment Plan is rejected on two consecutive occasions, the Funds may terminate your participation in the Plan.  Shares purchased through Automatic Investment Plan payments are subject to the redemption restrictions for recent purchases described in “How to Redeem Shares.”

HOW TO REDEEM (SELL) SHARES

You can sell shares at any time.  Please keep in mind that a contingent deferred sales charge may apply (see “Contingent Deferred Sales Charge (“CDSC”)” section above.  The sale price of your shares will be the Fund’s next-determined NAV after the Transfer Agent or an authorized agent or sub-agent receives all required documents in good order.  If the Transfer agent, an authorized agent or sub-agent, receives a redemption request in good order before the close of trading on the NYSE (generally 4:00pm Eastern time), that transaction will be priced at that day’s NAV.  If the request is received after the close of trading on the NYSE, it will be priced at the next business day’s NAV.

Selling Shares in Writing

A signature guarantee is required to redeem shares in the following situations:

•                  If ownership is changed on your account;

•                  When redemption proceeds are payable or sent to any person, address or bank account not on record;

•                  Written requests to wire redemption proceeds (if not previously authorized on the account);

•                  When establishing or modifying certain services on an account;

•                  If a change of address was received by the Transfer Agent within the last 15 days; and

•                  For all redemptions in excess of $100,000 from any shareholder account.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

A redemption request will be deemed to be in “good order” if it includes:

•                  The shareholder’s name;

•                  The name of the Fund;

•                  The account number;

•                  The share or dollar amount to be redeemed; and

•                  The signatures of all registered shareholders with signature guarantees, if applicable.

Payment for shares redeemed will be mailed to you typically within one (1) or two (2) business days, but no later than the seventh calendar day, after receipt of the redemption request by U.S. Bancorp Fund Services, LLC.

If any portion of the shares to be redeemed represents an investment made by check, the Fund may delay the payment of redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected.  This may take up to twelve (12) calendar days from the purchase date.

You may have a check sent to the address of record, proceeds may be wired to your pre-established bank account, or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH and credit is usually available within 2-3 days.

Retirement Plans

You may need to complete additional forms to sell shares in your retirement account.  For participants under the age of 59 ½, tax penalties may apply.  Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  Call Shareholder Services at (888) 444-9177 for additional information.

Redemptions through Securities Dealers

Shares held in a broker-dealer’s “street name” must be redeemed through the broker-dealer and cannot be made by shareholders directly. You must submit a redemption request to your broker-dealer. Securities dealers may charge for this service, and they may have particular requirements that you may be subject to. Contact your authorized securities dealers for more information.

Redemption Fee

Sales or exchanges of shares within 30 days of purchase are subject to a 2.00% redemption fee on the gross redemption proceeds. The fee is determined using the “first-in, first-out” calculation methodology, comparing the date of redemption with the earliest purchase date of shares. Redemption fees will be deducted from the redemption proceeds.

The purpose of the redemption fees is to deter excessive, short-term trading and other abusive trading practices, and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs.  There is no assurance that the use of redemption fees will be successful in this regard.

The Funds will waive or reverse the redemption fee for certain omnibus accounts. The Funds generally will depend on the relevant intermediary (for example, the wrap program sponsor or omnibus account holder) to monitor trading frequency and apply redemption fees to shareholders who hold shares through these programs or accounts. Financial intermediaries who hold Fund shares through omnibus and other accounts may not provide shareholder information and enforce restrictions on purchases, redemptions and exchanges or may fail to assess or collect the redemption fee in a manner fully consistent with this Prospectus. The Funds may modify their redemption fee policies at any time.

Methods by Which to Sell Your Shares

You may sell shares in the Funds by the any of the following methods:

Sale Method	To Sell Shares in Your Account

Through your financial advisor	Contact your financial advisor.

By Phone/Online	Please call (888) 444-9177

As long as your transaction is for $100,000 or less, and you have not changed your address by phone or online within the last 15 days, you can sell your shares by phone.  At this time, redemptions are not available online.

You may have a check sent to the address of record, proceeds may be wired to your pre-established bank account, or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH and credit is usually available within 2-3 days.

By Regular Mail	Send written instructions to:
Evermore Funds Trust c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53202-0701

Specify the Fund, class of shares, account number and dollar value or number of shares you wish to sell. Be sure to include the necessary signatures and any additional documents, as well as signature guarantees if required (see “Selling Shares in Writing” above).

You may have a check sent to the address of record, proceeds may be wired to your pre-established bank account, or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH and credit is usually available within 2-3 days.

By Express, Certified or Registered Mail	Send written instructions to:
Evermore Funds Trust
c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53202-0701
For overnight mail delivery, send written instructions to: Evermore Funds Trust
c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

You may have a check sent to the address of record, proceeds may be wired to your pre-established bank account, or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH and credit is usually available within 2-3 days.

By Systematic Withdrawal Plan

If you own Fund shares worth at least $25,000, you may establish a Systematic Withdrawal Plan. You may have a check sent to the address of record, or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account.  There is no charge to have proceeds sent via ACH and credit is usually available within 2-3 days.

See “Systematic Withdrawal Plan” below.

By Exchange	Obtain a current prospectus for the Fund you are considering. Prospectuses are available online at www.evermoreglobal.com.

Please call Shareholder Services at (888) 444-9177, or send signed written instructions. See the policies above for selling shares by phone/online and by mail.

Please see “How to Exchange Shares” for more information on exchanges.

Please note that business hours of the Funds are 9:00am to 6:00pm Eastern time

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office boxes, of purchase applications or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

Systematic Withdrawal Plan

You may redeem your Fund shares through the Systematic Withdrawal Plan.  Under the Plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account, on a monthly, quarterly, or annual basis.  In order to participate in the Plan, your account balance must be at least $25,000 and each payment must be a minimum of $100.  If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  This Plan may be terminated at any time by the Fund.  You may also elect to terminate your participation in this Plan at any time by contacting the Transfer Agent 5 days prior to the next scheduled systematic withdrawal payment date.

A withdrawal under the Plan involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  Dividends and distributions on shares should be reinvested if you participate in the Plan.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account may ultimately be depleted.

HOW TO EXCHANGE SHARES

You may exchange shares of one Fund into shares of the other Fund as described below by contacting the Transfer Agent. An exchange is a taxable transaction.

You may exchange:

•                  Class A shares of a Fund for Class A shares of another Fund;

•                  Class C shares of a Fund for Class C shares of another Fund; and

•                  Class I shares of a Fund for Class I shares of another Fund.

Shares will be exchanged at their respective NAVs, computed as of the close of trading on the NYSE on the day you request the exchange. Although there is no charge for the exchange privilege, if the shares you are exchanging have been held for 30 days or less you will be subject to the 2.00% redemption fee.  Any exchange must meet the applicable minimum investment amount for the Fund and share class into which the exchange is being made.

When you exchange Class C shares of a Fund, the time you held the shares of the “old” Fund will be added to the time you held the shares of the “new” Fund for purposes of determining your CDSC.  You should carefully review the description of the Fund into which you plan to exchange because the new Fund may have different fees, expenses and investment risks.

Systematic Exchange Program

You may automatically exchange shares of one Fund for shares of another Fund on a monthly basis through the Systematic Exchange Program. The minimum exchange amount is $5,000. If the balance in the account you are exchanging from falls below the designated Systematic exchange amount, all remaining shares in your account will be exchanged.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining smaller accounts, the Evermore Funds Trust (the “Trust”) reserves the right to redeem shares in any account if, as the result of a withdrawal, the value of that account drops below $1,000. This does not apply to accounts participating in the Automatic Investment Program or to retirement accounts. The Trust also reserves the right to convert shares in any Class I account of the Funds to either Class A or Class C shares of the same Fund if the value of that Class I account drops below $500,000.  The Trust will notify you when you fall below the low balance amounts indicated in this paragraph and you will have at least 30 days to make an additional investment to bring the account value to the stated minimum before the redemption is processed.

FREQUENT PURCHASES AND SALES OF FUND SHARES

The Funds do not permit market timing or other abusive trading practices. The Funds reserve the right, but do not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Funds reserve the right to suspend their offering of shares or to impose restrictions on purchases or exchanges at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading. The maximum amount of time the Funds will take to reject or cancel a transaction is 48 hours. Shareholders will be notified of the Funds’ intention to restrict exchanges of shares at least 60 days in advance of such action.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. These risks may be relatively higher for the Funds because they invest significantly in foreign securities and an investor may seek to take advantage of a delay between the change in value of the Funds’ foreign portfolio securities and the determination of the Funds’ net asset value as a result of different closing times of U.S. and foreign markets by buying or selling Fund shares at a price that does not reflect their true value.

However, your Fund’s management team has established procedures to mitigate these risks. Please see “How Fund Share Prices Are Calculated” for more information.

The Funds do not accommodate frequent purchases and redemptions of the Funds’ shares by the Funds’ shareholders.  The Board of Trustees of the Funds has adopted policies and procedures designed to deter frequent purchases and redemptions. To minimize the negative effect of frequent purchases and redemptions on the Funds and their shareholders, the Funds’ management team reserves the right to reject, in their sole discretion, any purchase order (including an exchange from another Fund) from any investor they believe has a history of abusive trading or whose trading, in their judgment, has been or may be disruptive to the Funds. The Funds may also refuse purchase and exchange transactions from Fund intermediaries they believe may be facilitating or may have facilitated abusive trading practices. In making this judgment, the Funds may consider trading done in multiple accounts under common ownership or control.

On a periodic basis, the Adviser will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase in the same account(s) in the Funds, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, and omnibus accounts in particular, include multiple investors and typically provide the Funds with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Funds. Therefore, it becomes more difficult for the Funds’ management team to identify market timing or other abusive trading activities in these accounts, and the Funds’ management team may be unable to eliminate abusive traders in these accounts from the Fund. Identification of abusive traders may further be impaired by limitations of the operational systems and other technical issues. Whenever abusive or disruptive trading is identified, the Funds’ management team will encourage omnibus account intermediaries to address such trading activity directly.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Funds’ efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Funds will be able to detect or prevent all practices that may place the Funds at a disadvantage.

HOW FUND SHARE PRICES ARE CALCULATED

When you buy shares, you pay the “offering price” for the shares. The “offering price” is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.00%, the offering price would be calculated as follows: 10.25 divided by 1.00 minus 0.0500 [10.25/0.95] equals 10.78947, which, when rounded to two decimal points, equals 10.79. The offering price per share would be $10.79.

When you sell shares, you receive the NAV minus any applicable redemption fees, as well as any applicable CDSC.

The value of a mutual fund is determined by deducting a fund’s liabilities from the total assets of the fund. The NAV per share is determined by dividing the total net asset value of each fund’s share class by the applicable number of shares outstanding per share class.

The Funds calculate the NAV per share each business day at the close of trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The Funds do not calculate the NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, the Funds value cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The Funds generally utilize an independent pricing service to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange, the Funds value those securities at the last quoted sale price, or, if there is no reported sale, then the mean between the last quoted closing bid and asked price. The Funds value over-the-counter portfolio securities at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, the mean between the last quoted bid and asked price will be used.  If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Funds value them according to the broadest and most representative market.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in good order.

Fair Valuation — Individual Securities

Since the Funds may invest in securities that are restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid, there is the possibility of a differential between the last available market prices for one or more of those securities and the latest indications of market values for those securities. The Funds have procedures, approved by the Board of Trustees, to determine the fair value of individual securities and other assets for which, in the opinion of the Adviser, market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities).  Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The Board of Trustees reviews the fair value pricing procedures for operational effectiveness and makes revisions as needed in order to ensure that fair value pricing is implemented by the Adviser in the best interests of shareholders.

The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which the Fund determines its NAV per share.

Security Valuation — Corporate Debt Securities

The Funds may value corporate debt securities by utilizing independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions to assist in determining a current market value for each security. The Funds’ pricing service may utilize independent quotations from bond dealers and bond market activity to determine current value.

Security Valuation — Foreign Securities — Computation of U.S. Equivalent Value

The Funds generally determine the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued at its last sale price. Occasionally, events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

Valuation — Foreign Securities — Potential Impact of Time Zones and Market Holidays

Trading in securities on foreign securities stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by the Funds. As a result, the Fund may be susceptible to what is referred to as “time-zone arbitrage.” Certain investors in the Funds may seek to take advantage of discrepancies in the value of the Funds’ portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the Funds’ NAVs are computed. Trading by these investors, often referred to as “arbitrage market timers,” may dilute the value of the Funds’ shares, if such discrepancies in security values actually exist. To attempt to minimize the possibilities for time-zone arbitrage, and in accordance with procedures established and approved by the Board of Trustees, the Adviser monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds).

These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that might call into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined and the close of the NYSE. If such an event occurs, the foreign securities may be valued using fair value procedures established and approved by the Board of Trustees. In certain circumstances these procedures include the use of independent pricing services. The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of each Fund’s portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in Fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders. However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of shareholder trading.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE, and on which the Funds’ NAVs are not calculated. Thus, the calculation of the Funds’ NAVs does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation. If events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities will be valued at fair value determined in good faith in accordance with the Funds’ fair value procedures established and approved by the Board of Trustees.

OTHER INFORMATION

RETIREMENT PLANS

Retirement plans may purchase Class I shares of the Global Value Fund or the European Value Fund provided they meet the minimum initial investment amount of $1 million in an omnibus or pooled account within the relevant Fund and will not require the Fund to pay any type of administrative fee or payment per participant account to any third party.

Retirement plans requiring the payment of such fees may purchase Class A shares of the Global Value Fund or the European Value Fund without an initial sales charge.

AUTOMATED TELEPHONE SYSTEM

Our automated telephone system offers 24 hour access to information about your account(s).  This service may be reached by calling Shareholder Services at (888) 444-9177.

DIVIDEND REINVESTMENT PROGRAM

Dividends and capital gains distributions are automatically reinvested, without sales charges, into any share class of any Fund in which you have an existing account, unless otherwise noted. You may notify the Transfer Agent in writing to:

•                  Choose to receive dividends or distributions (or both) in cash; or

•                  Change the way you currently receive distributions.

Your taxable income is the same regardless of which option you choose. For further information about dividend reinvestment, contact Shareholder Services by telephone at (888) 444-9177.

DIVIDENDS, DISTRIBUTIONS AND TAXES

It is each Fund’s policy to make distributions at least annually of all or substantially all of its net investment income and net realized capital gains, if any. Unless you elect to receive your distributions in cash, your ordinary income and capital gain distributions will be reinvested in additional shares of the same share class of the Fund at net asset value calculated as of the payment date.  The Funds pay distributions on a per-share basis.  As a result, on the ex-dividend date of such a payment, the net asset value of the Funds will be reduced by the amount of the payment.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

Each Fund intends to elect and to qualify each year to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify, a Fund must meet certain income, diversification and distribution requirements. As a regulated investment company, a Fund generally will not be subject to federal income or excise taxes on ordinary income and capital gains distributed to shareholders within applicable time limits.  However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to you and other shareholders.  In general, a Fund that fails to distribute at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending October 31 of such year (or later if the Fund is permitted to elect and so elects) will be subject to a 4% excise tax on the undistributed amount.

For federal income tax purposes, distributions of net investment income are generally taxable as ordinary income.  Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you owned your shares.  Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains.  Distribution of net gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by each Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gains, provided that certain holding period and other requirements are met at both the shareholder and Fund level. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Distributions are taxable to you even if they are paid from income or gains earned before your investment (and thus were included in the price you paid for your shares).  In general, you will be taxed on the distributions you receive from a Fund, whether you receive them as additional shares or in cash.  Any gain resulting from the sale or exchange of your shares in a Fund will generally be subject to tax.

A Fund’s investment in foreign securities may be subject to foreign withholding taxes.  In that case, the Fund’s yield on those securities would be decreased.  However, the Fund may be able to pass through to you a deduction or credit for such foreign taxes, as further described in the Statement of Additional Information.

In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing, amount or character of the Fund’s distributions.

In general, dividends (other than capital gain dividends) paid to a shareholder that is not a “United States person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or such lower rate as may be provided by an applicable tax treaty).  However, effective for taxable years of the Funds beginning before January 1, 2010, a Fund generally will not be required to withhold any amounts with respect to (i) distributions of U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by a Fund.  The Funds have not determined whether they will make such designations.  Capital gain dividends will generally not be subject to withholding.

The discussion above is very general.  Please consult your tax adviser about the effect that an investment in a Fund could have on your own tax situation, including possible foreign, federal, state, or local tax consequences, or about any other tax questions you may have.

By January 31 of each year, we will send you a statement showing the tax status of your dividends and distributions for the prior year.

FINANCIAL HIGHLIGHTS

Because the Funds have not yet commenced operations as of the date of this Prospectus, there are no financial highlights for the Funds.

OTHER USEFUL SHAREHOLDER INFORMATION

Evermore Funds Trust

Evermore Funds Trust consists of Evermore Global Value Fund and Evermore European Value Fund.  Each of the Global Value Fund and the European Value Fund is an investment portfolio of Evermore Funds Trust, an open-end series management investment company organized as a Massachusetts Business Trust.

Shareholder Reports

Annual and semi-annual reports to shareholders provide additional information about the Funds’ investments.  These reports discuss the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.  These reports are available by calling Shareholder Services at (888) 444-9177 to request copies be sent to you, by calling your financial advisor, or on our website at www.evermoreglobal.com.

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (888) 444-9177 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Statement of Additional Information

The Statement of Additional Information (SAI) provides more detailed information about each Fund.  It is incorporated by reference into (is legally a part of) this combined Prospectus.  The SAI is available, without charge, by calling Shareholder Services at (888) 444-9177 to request copies be sent to you, by calling your financial advisor, or on our website at www.evermoreglobal.com.

The Funds send only one report to a household if more than one account has the same address.  Please contact Shareholder Services at (888) 444-9177 if you do not want this policy to apply to you.

Securities and Exchange Commission

You may review and copy information about a Fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Fund’s file number.

If someone makes a statement about the Funds that is not in this Prospectus, you should not rely upon that information.  Neither the Funds nor the Distributor is offering to sell shares of the Funds to any person to whom the Funds may not lawfully sell their shares.

How to Reach the Funds, the Distributor, and the Adviser

Below please find contact information for the Funds, Distributor and Adviser.

The Funds	Distributor	Investment Adviser
Evermore Funds Trust c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53202-0701 (888) 444-9177 www.evermoreglobal.com	Quasar Distributors, LLC 615 E. Michigan Street Milwaukee, WI 53202 (888) 444-9177	Evermore Global Advisors, LLC 89 Summit Avenue Summit, New Jersey 07901 (908) 378-2880

Investment Company Act File Number:

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion

Amended Statement of Additional Information Dated as of December 8, 2009

EVERMORE FUNDS TRUST

STATEMENT OF ADDITIONAL INFORMATION

December, 2009

Evermore Global Value Fund

Evermore European Value Fund

(888) 444-9177

This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds’ current prospectus dated December 8, 2009 as supplemented from time to time (the “Prospectus”).  This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing the Funds at the address, or by calling the toll-free telephone number, listed above.  The Prospectus is incorporated by reference into this Statement of Additional Information.

EVERMORE FUNDS TRUST

Evermore Global Value Fund

Evermore European Value Fund

CONTENTS

GENERAL INFORMATION	B-3
INVESTMENT OBJECTIVES, POLICIES, AND RISKS	B-3
Fundamental Investment Policies/Restrictions	B-3
Investment Strategies and Risks	B-4
Disclosure of Portfolio Holdings	B-26
TRUSTEES AND OFFICERS OF THE FUNDS	B-27
INVESTMENT ADVISORY AND OTHER SERVICES	B-30
The Adviser	B-30
Portfolio Manager	B-31
The Distributor	B-32
Revenue Sharing	B-33
PROXY VOTING POLICIES AND PROCEDURES	B-34
SECURITIES RATINGS	B-34
COMPUTATION OF NET ASSET VALUE	B-35
PURCHASE, REDEMPTION AND EXCHANGE OF SHARES	B-37
DISTRIBUTION AND TAX CONSIDERATIONS	B-37
Taxation of the Funds: In General	B-37
Fund Distributions	B-39
Sales, Redemptions, and Exchanges	B-40
Foreign Taxes and Investments	B-40
Certain Investments in Debt Obligations	B-41
Derivative Transactions	B-42
Certain Investments in Real Estate Investment Trusts	B-42
Tax-Exempt Shareholders	B-42
Backup Withholding	B-43
Non-U.S. Shareholders	B-43
Tax Deferred Plans	B-44
PORTFOLIO TRANSACTIONS AND BROKERAGE	B-44
Investment Decisions and Portfolio Transactions	B-44
Brokerage and Research Services	B-44
DESCRIPTION OF THE TRUST	B-46
PERFORMANCE	B-48
OTHER INFORMATION ABOUT THE FUNDS	B-48
Custodian	B-48
Counsel	B-48
Independent Registered Public Accounting Firm	B-48
Administrator	B-49
FINANCIAL STATEMENTS	B-49

GENERAL INFORMATION

This SAI is in addition to and serves to expand and supplement the current prospectus of Evermore Funds Trust (the “Trust”). The Trust is a diversified, open-end series management investment company organized as a Massachusetts Business Trust on September 14, 2009, which currently consists of two separate investment series: Evermore Global Value Fund and Evermore European Value Fund (each a “Fund” and collectively, the “Funds”).  On November 5, 2009, Evermore Value Funds Trust filed an amendment to the Declaration of Trust for the purposes of (i) changing the name of the trust from “Evermore Value Funds Trust” to “Evermore Funds Trust” and (ii) changing the names of the series of the trusts from “Evermore Global Fund” and “Evermore European Fund” to “Evermore Global Value Fund” and “Evermore European Value Fund,” respectively. A copy of the Amended and Restated Agreement and Declaration of Trust, as amended (the “Declaration of Trust”) and the Amendment to the Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts.

INVESTMENT OBJECTIVES, POLICIES, AND RISKS

The Funds’ objectives and policies, except as otherwise stated, are not fundamental and may be changed without shareholder votes. The Evermore Global Value Fund (the “Global Value Fund”) seeks capital appreciation by investing in securities from markets around the world, including U.S. markets.  The Global Value Fund’s portfolio will consist primarily of marketable equity securities that Evermore Global Advisors, LLC (the “Adviser”) believes are undervalued.  The Evermore European Value Fund (the “European Value Fund”) seeks capital appreciation by investing in securities from European markets.   The European Value Fund’s portfolio will consist primarily of marketable equity securities that the Adviser believes are undervalued.   There can be no assurance that the Funds will achieve their respective objectives.

The prospectus discusses the investment objectives of the Funds and the principal investment strategies to be employed to achieve those objectives.  This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, additional strategies that the Funds may utilize, and certain risks associated with such investments and strategies.  The Funds expect to invest in a broad range of securities (subject to each Fund’s principal investment strategies).  The particular types of securities and the percentage of a Fund’s assets invested in each type will vary depending on where the Adviser sees the most opportunities at the time of investment. Below under the heading “Investment Strategies and Risks” is a description of the different types of securities in which the Funds may invest and certain of the risks relating to those securities.

Each Fund has adopted certain investment restrictions as fundamental and non-fundamental policies.  A fundamental policy may only be changed if the change is approved by (i) more than 50% of the outstanding shares or (ii) 67% or more of the Fund’s shares present at a shareholder meeting if more than 50% of the Fund’s outstanding shares are represented at the meeting in person or by proxy, whichever is less.  A non-fundamental policy may be changed by the Board of Trustees (the “Board”) without the approval of shareholders.

FUNDAMENTAL INVESTMENT POLICIES/RESTRICTIONS

The Funds’ fundamental investment restrictions are set forth below.  Each of the Funds may not:

1.               Purchase or sell (i) commodities, commodities contracts (except in conformity with regulations of the Commodities Futures Trading Commission such that the Fund would not be considered a commodity pool), (ii) oil and gas interests, or (ii) real estate.  For purposes of this restriction, securities or other instruments backed by commodities are not considered commodities or commodity contracts, debt or equity securities issued by companies engaged in the oil, gas, or real estate businesses are not considered oil or gas interests or real estate, and first mortgage loans and other direct obligations secured by real estate are not considered real estate.

2                  Borrow money, except to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act), or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the U.S. Securities and Exchange Commission (SEC).  See “Borrowing” under “Investment Strategies and Risks” below.

3.               Act as an underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may technically be deemed to be an underwriter under certain securities laws.

4.               Make loans to other persons.  This restriction does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

5.               Issue senior securities, except as to the extent permitted under the 1940 Act.  See “Borrowing” under “Investment Strategies and Risks” below.

6.               Purchase any securities which would cause 25% or more of the market value of its total assets at the time of such purchase to be invested in the same industry.

7.               With respect to 75% of its total assets (exclusive of cash, cash items, and government securities), may not invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer.

8.               With respect to 75% of its total assets, may not acquire more than 10% of the outstanding voting securities of any issuer.

As a non-fundamental policy, each of the Funds may not:

1.               Invest more than 15% of its net assets in securities which are not readily marketable.  These include securities subject to contractual or legal resale restrictions in their primary trading market (such as OTC options, including floors, caps, collars and swaps, securities of private companies and longer-term repurchase agreements).

Other than with respect to the percentage limitations for borrowings and illiquid investments, as long as the above percentage restrictions are adhered to at the time an investment is made, a later change in percentage resulting in the change in the value or total cost of the Fund’s assets will not be considered a violation of the restriction.

INVESTMENT STRATEGIES AND RISKS

In general, the value of your shares in each Fund will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund’s investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund.  In addition to the factors that affect the value of any particular security that a Fund owns, the value of a Fund’s shares may also change with movements in the stock and bond markets as a whole.

The Funds may invest in equity securities, including securities convertible, exchangeable for, or expected to be exchanged into common stock (including convertible preferred and convertible debt securities). There are no limitations on the percentage of each Fund’s assets that may be invested in equity securities, debt securities, or convertible securities. Each Fund maintains the flexibility to invest in these securities in such proportions as each Fund’s investment adviser, Evermore Global Advisors, LLC (the “Adviser”), deems advisable. In addition, the Funds also may invest in restricted debt and equity securities, foreign securities, and other investment company securities.

The general investment policy of the Funds is to invest in securities if, in the opinion of the Adviser, they are available at prices less than their estimated realizable value (“intrinsic value”), as determined by the Adviser after careful analysis and research, taking into account, among other factors, the relationship of book value to market value of the securities, cash flow potential, long-term earnings, multiples of earnings, and discussions with company managements and boards, shareholders, and other interested parties. The relationship of a security’s “book value to market value” is an analysis of the difference between the price at which a security is trading in the market, as compared to the value of that security based upon an analysis of certain information contained in a company’s financial statements. Cash flow analysis considers the inflow and outflow of money into and out of a company. The Adviser examines each security separately and does not apply these factors according to any predetermined formula.

Although the Funds may invest in securities of companies of any size, the Funds generally invest substantially in larger and medium size companies with market capitalizations in excess of $1.5 billion. The Funds may invest in any industry although they will not concentrate their investments in any one industry.

The Funds may invest in securities that are traded on U.S. or foreign securities exchanges, the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) global market system or in any domestic or foreign over-the-counter (“OTC”) market. U.S. or foreign securities exchanges typically represent the primary trading market for U.S. and foreign securities. A securities exchange brings together buyers and sellers of the same securities. The NASDAQ global market system also brings together buyers and sellers of the same securities through an electronic medium which facilitates a sale and purchase of the security. Many companies whose securities are traded on the NASDAQ global market system are smaller than the companies whose securities are traded on a securities exchange. The OTC market refers to all other avenues whereby brokers bring together buyers and sellers of securities. In addition, the Funds may purchase securities through private placements or in other private transactions.

The following is a description of the various types of securities the Funds may purchase, the techniques it may use, and any associated risks.

Adjustable Rate and Auction Preferred Stocks

Typically, the dividend rate on an adjustable rate preferred stock is determined prospectively each quarter by applying an adjustment formula established at the time of issuance of the stock. Although adjustment formulas vary among issues, they typically involve a fixed premium or discount relative to rates on specified debt securities issued by the U.S. Treasury. Typically, an adjustment formula will provide for a fixed premium or discount adjustment relative to the highest base yield of three specified U.S. Treasury securities: the 90-day Treasury bill, the 10-year Treasury note and the 20-year Treasury bond. The premium or discount adjustment to be added to or subtracted from this highest U.S. Treasury base rate yield is fixed at the time of issue and cannot be changed without the approval of the holders of the stock. The dividend rate on other preferred stocks, commonly known as auction preferred stocks, is adjusted at intervals that may be more frequent than quarterly, such as every 49 days, based on bids submitted by holders and prospective purchasers of such stocks and may be subject to stated maximum and minimum dividend rates. The issues of most adjustable rate and auction preferred stocks currently outstanding are perpetual, but are redeemable after a specified date at the option of the issuer. Certain issues supported by the credit of a high-rated financial institution provide for mandatory redemption prior to expiration of the credit arrangement. No redemption can occur if full cumulative dividends are not paid. Although the dividend rates on adjustable and auction preferred stocks generally are adjusted or reset frequently, the market values of these preferred stocks still may fluctuate in response to changes in interest rates. Market values of adjustable preferred stocks also may substantially fluctuate if interest rates increase or decrease once the maximum or minimum dividend rate for a particular stock is approached.

Asset-Backed Securities

The Funds may invest in asset-backed securities. The securitization techniques used to develop mortgage-related securities are being applied to a broad range of financial assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are being securitized in structures similar to the structures used in mortgage securitizations. For example, the Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust, which is backed by a diversified pool of high-risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Asset-backed securities are subject to risks associated with changes in interest rates and prepayment of underlying obligations. Each type of asset-backed security also entails unique risks depending on the type of assets involved and the legal structure used. In some transactions, the value of the asset-backed security is dependent on the performance of a third party acting as credit enhancer or servicer. Furthermore, in some transactions (such as those involving the securitization of vehicle loans or leases) it may be administratively burdensome to perfect the interest of the security issuer in the underlying collateral and the underlying collateral may become damaged or stolen.

Borrowing

A fund’s ability to borrow money is limited by its investment policies and limitations, by the 1940 Act, and by applicable exemptions, no-action letters, interpretations, and other pronouncements issued from time to time by the SEC and its staff or any other regulatory authority with jurisdiction. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund’s total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

The SEC takes the position that transactions that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund for purposes of the 1940 Act. These transactions can include entering into reverse repurchase agreements; engaging in mortgage-dollar-roll transactions; selling securities short (other than short sales “against-the-box”); buying and selling certain derivatives (such as futures contracts); selling (or writing) put and call options; engaging in sale-buybacks; entering into firm-commitment and standby-commitment agreements; engaging in when-issued, delayed-delivery, or forward-commitment transactions; and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing (additional discussion about a number of these transactions can be found on the following pages). A borrowing transaction will not be considered to constitute the issuance of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund (1) maintains an offsetting financial position; (2) segregates liquid assets (with such liquidity determined by the advisor in accordance with procedures established by the Board) equal (as determined on a daily mark-to-market basis) in value to the fund’s potential economic exposure under the borrowing transaction; or (3) otherwise “covers” the transaction in accordance with applicable SEC guidance (collectively, “covers” the transaction). A fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction.  In addition, segregated assets may not be available to satisfy redemptions or for other purposes.

Convertible Securities

The Funds may invest in convertible securities which are comprised of both convertible debt and convertible preferred stock and may be converted at either a stated price or at a stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities tend to provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds, and, in addition, fluctuates in relation to the underlying common stock.

Debt Securities

A debt security typically has a fixed payment schedule which obligates the issuer to pay interest to the lender and to return the lender’s money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividends to holders of its equity securities. While most debt securities are used as an investment to produce income to an investor as a result of the fixed payment schedule, debt securities also may increase or decrease in value.  The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases.  Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in a Fund’s net asset value per share (“NAV”). These increases or decreases are more significant for longer duration debt securities.

The Funds may invest in a variety of debt securities, including bonds and notes issued by domestic or foreign corporations and the U.S. or foreign governments and their agencies and instrumentalities. Bonds and notes differ in the length of the issuer’s repayment schedule. Bonds typically have a longer payment schedule than notes.  Typically, debt securities with a shorter repayment schedule pay interest at a lower rate than debt securities with a longer repayment schedule.

The debt securities which the Funds may purchase may either be unrated, or rated in any rating category established by one or more independent rating organizations, such as Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Service (“Moody’s”). Securities are given ratings by independent rating organizations, which grade the company issuing the securities based upon its financial soundness. The Funds may invest in securities that are rated in the medium to lowest rating categories by S&P and Moody’s. Generally, lower rated and unrated debt securities are riskier investments. Debt securities rated BB or lower by S&P or Moody’s are considered to be high yield, high risk debt securities. The lowest rating category established by Moody’s is “C” and by S&P is “D.” Debt securities with a D rating are in default as to the payment of principal and interest, which means that the issuer does not have the financial soundness to meet its interest payments or its repayment schedule to security holders. These ratings represent the opinions of the rating services with respect to the issuer’s ability to pay interest and repay principal. They do not purport to reflect the risk of fluctuations in market value and are not absolute standards of quality.  If the rating on an issue held in a Fund’s portfolio is changed by the rating service or the security goes into default, this event will be considered by the Fund in its evaluation of the overall investment merits of that security, but will not generally result in an automatic sale of the security.

The Funds generally will invest in debt securities under circumstances similar to those under which they will invest in equity securities; namely, when, in the Adviser’s opinion, such debt securities are available at prices less than their intrinsic value. Investing in fixed-income securities under these circumstances may lead to the potential for capital appreciation. Consequently, when investing in debt securities, a debt security’s rating is given less emphasis in the Adviser’s investment decision-making process. The Funds may invest in debt securities issued by domestic or foreign companies (i) that are involved in restructurings, such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers, and (ii) that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (“Distressed Companies”), because such securities often are available at less than their intrinsic value. Debt securities of such companies typically are unrated, lower rated, in default or close to default. While posing a greater risk than higher rated securities with respect to payment of interest and repayment of principal at the price at which the debt security was originally issued, the Funds generally purchase these debt securities at discounts to the original principal amount. Such debt typically ranks senior to the equity securities of Distressed Companies and may offer the potential for capital appreciation and additional investment opportunities.

Medium and Lower Rated Corporate Debt Securities.  The Funds may invest in securities of Distressed Companies when the intrinsic values of such securities, in the opinion of the Adviser, warrant such investment. The Funds may invest in securities that are rated in the medium to lowest rating categories by S&P and Moody’s, some of which may be so-called “junk bonds.” Corporate debt securities rated Baa are regarded by Moody’s as being neither highly protected nor poorly secured. Interest payments and principal security appear adequate to Moody’s for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities are regarded by Moody’s as lacking outstanding investment characteristics and having speculative characteristics. Corporate debt securities rated BBB are regarded by S&P as having adequate capacity to pay interest and repay principal. Such securities are regarded by S&P as normally exhibiting adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this rating category than in higher rated categories. Companies issuing lower rated higher yielding debt securities are not as strong financially as those with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates that could prevent them from making interest and principal payments. If an issuer is not paying or stops paying interest and/or principal on its securities, payments on the securities may never resume.

Corporate debt securities that are rated B are regarded by Moody’s as generally lacking characteristics of a desirable investment. In Moody’s view, assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small. Corporate debt securities rated BB, B, CCC, CC, and C are regarded by S&P on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. In S&P’s view, although such securities likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. BB and B are regarded by S&P as indicating the two lowest degrees of speculation and CC and CCC the two highest degrees of speculation in this group of ratings.

Securities rated D by S&P or C by Moody’s are in default and are not currently performing.  The Funds may invest in unrated securities. The Funds will rely on the Adviser’s judgment, analysis, and experience in evaluating such debt securities. In this evaluation, the Adviser will take into consideration, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters as well as the price of the security. The Adviser also may consider, although it does not rely primarily on, the credit ratings of Moody’s and S&P in evaluating lower rated corporate debt securities. Such ratings evaluate only the safety of principal and interest payments, not market value risk. Additionally, because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser monitors the issuers of corporate debt securities held in the Funds’ portfolios. The credit rating assigned to a security is a factor considered by the Adviser in selecting a security for the Funds, but the intrinsic value in comparison to market price and the Adviser’s analysis of the fundamental values underlying the issuer are generally of greater significance. Because of the nature of medium and lower rated corporate debt securities, achievement by the Funds of their investment objectives when investing in such securities is dependent on the credit analysis of the Adviser. If the Funds purchased primarily higher rated debt securities, such risks would be substantially reduced.

For a summary of Moody’s and S&P bond ratings, see “Securities Ratings” below.

A general economic downturn or a significant increase in interest rates could severely disrupt the market for medium and lower grade corporate debt securities and adversely affect the market value of such securities. Securities in default are relatively unaffected by such events or by changes in prevailing interest rates. In addition, in such circumstances, the ability of issuers of medium and lower grade corporate debt securities to repay principal and to pay interest, to meet projected business goals and to obtain additional financing may be adversely affected. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the corporate debt securities in the Funds’ portfolios. The secondary market prices of medium and lower grade corporate debt securities are less sensitive to changes in interest rates than are higher rated debt securities, but are more sensitive to adverse economic changes or individual corporate developments. Adverse publicity and investor perceptions, whether or not based on rational analysis, also may affect the value and liquidity of medium and lower grade corporate debt securities, although such factors also present investment opportunities when prices fall below intrinsic values. Yields on debt securities in the Funds’ portfolios that are interest rate sensitive can be expected to fluctuate over time. In addition, periods of economic uncertainty and changes in interest rates can be expected to result in increased volatility of market price of any medium to lower grade corporate debt securities in the Funds’ portfolios and thus could have an effect on the NAVs of the Funds if other types of securities did not show offsetting changes in values. The prices of high yield debt securities fluctuate more than higher-quality securities. Prices are often closely linked with the company’s stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities are also generally less liquid than higher-quality bonds. Many of these securities do not trade frequently, and when they do trade their prices may be significantly higher or lower than previously quoted market prices. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Funds’ ability to sell securities in response to specific economic events or to meet redemption requests. The secondary market value of corporate debt securities structured as zero coupon securities or payment in kind securities may be more volatile in response to changes in interest rates than debt securities which pay interest periodically in cash. Because such securities do not pay current interest, but rather, income is accreted, to the extent that the Funds do not have available cash to meet distribution requirements with respect to such income, they could be required to dispose of portfolio securities that they otherwise would not. Such disposition could be at a disadvantageous price. Failure to satisfy distribution requirements could result in the Funds failing to qualify as a regulated investment company under the Code. Investment in such securities also involves certain other tax considerations.

The Adviser values the Funds’ investments pursuant to guidelines adopted and periodically reviewed by the Board of Trustees. To the extent that there is no established retail market for some of the medium or lower grade or unrated corporate debt securities in which the Funds may invest, there may be thin or no trading in such securities and the ability of the Adviser to accurately value such securities may be adversely affected. Further, it may be more difficult for the Funds to sell such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market did exist. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. During periods of reduced market liquidity and in the absence of readily available market quotations for medium and lower grade and unrated corporate debt securities held in the Funds’ portfolios, the responsibility of the Adviser to value the Funds’ securities becomes more difficult and the Adviser’s judgment may play a greater role in the valuation of the Funds’ securities due to a reduced availability of reliable objective data. To the extent that the Funds purchase illiquid corporate debt securities or securities which are restricted as to resale, the Funds may incur additional risks and costs.

Illiquid and restricted securities may be particularly difficult to value and their disposition may require greater effort and expense than more liquid securities. Also, the Funds may incur costs in connection with the registration of restricted securities in order to dispose of such securities, although under Rule 144A of the Securities Act of 1933 certain securities may be determined to be liquid pursuant to procedures adopted by the Board under applicable guidelines.  See “Restricted and Illiquid Securities” below.

Depositary Receipts

The Funds may purchase American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”) (collectively, “Depository Receipts”). ADRs are typically issued by a U.S. bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depository Receipts in registered form are designed for use in the U.S. securities market and Depository Receipts in bearer form are designed for use in securities markets outside the U.S.

Depository Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depository Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depository Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depository Receipts. Depository Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Funds’ investment policies, the Funds’ investments in Depository Receipts will be deemed to be investments in the underlying securities.

Depositary receipts of non-U.S. issuers may have certain risks, including trading for a lower price, having less liquidity than their underlying securities and risks relating to the issuing bank or trust company. Holders of unsponsored depositary receipts have a greater risk that receipt of corporate information and proxy disclosure will be untimely, information may be incomplete and costs may be higher.

Equity Securities

Each of the Funds may invest in equity securities. In selecting equity securities, the Adviser generally seeks issuing companies that exhibit the following characteristics:

•                  A strong financial position, as determined by an analysis of balance sheet information, off-balance sheet assets, liabilities and contingencies, cash flows, long-term earnings and earnings multiples;

•                  A strong and experienced management team, as evidenced by operating and investing success, as well as by an apparent absence of intent to profit at the expense of stockholders;

•                  Availability of comprehensive and meaningful financial and related information; and

•                  Availability of the security at a market price which the Adviser believes is at a substantial discount to the Adviser’s estimate of the company’s intrinsic value, and the existence of one or more catalysts to unlock such company’s intrinsic value

Investing in equity securities has certain risks, including the risk that the financial condition of the issuer may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the securities and thus in the value of the Funds’ shares). Equity securities are especially susceptible to general stock market movements and to increases and decreases in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. The value of the common stocks owned by the Funds thus may be expected to fluctuate.  In selecting preferred stocks, the Adviser will use its selection criteria for either equity securities or debt securities, depending on the Adviser’s determination as to how the particular issue should be viewed, based, among other things, upon the terms of the preferred stock and where it fits in the issuer’s capital structure. Preferred stocks are usually entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks of the same issuer. Such securities may pay cumulative dividends. Because the dividend rate is pre-established, and as these securities are senior to common stocks, they tend to have less possibility of capital appreciation. Although the Adviser does not focus on market factors in making investment decisions, the Funds are, of course, subject to the vagaries of the markets.  The Funds may invest from time to time in smaller companies whose securities tend to be more volatile and less liquid than securities of larger companies.

Exchange Traded Funds (“ETFs”)

The Funds may purchase ETFs to gain exposure to a portion of the U.S. or a foreign market. An ETF represents a relatively fixed portfolio of financial instruments designed to track a particular market index and are a type of investment company where shares are bought and sold on a financial exchange. The risks of owning shares of an ETF generally reflect the risks of owning the underlying financial instruments they are designed to track. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio financial instruments and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component financial instruments of the index. In addition, a lack of liquidity in the trading of an ETF could result in that security being more volatile.

Exchange Traded Notes (“ETNs”)

An investment in an Exchange Traded Note involves risks, including possible loss of principal. ETNs are unsecured debt securities issued by a bank that are linked to the total return of a market index. Risks of investing in ETNs also include limited portfolio diversification, uncertain principal payment, and illiquidity. Additionally, the investor fee will reduce the amount of return on maturity or at redemption, and as a result the investor may receive less than the principal amount of return on maturity or at redemption, even if the value of the relevant index has increased. An investment in an ETN may not be suitable for all investors.

Foreign Securities

The Funds may purchase securities of non-U.S. issuers whose values are quoted and traded in any currency in addition to the U.S. dollar. Such investments involve certain risks not ordinarily associated with investments in securities of U.S. issuers. Such risks include: fluctuations in the value of the currency in which the security is traded or quoted as compared to the U.S. dollar; unpredictable political, social and economic developments in the foreign country where the security is issued or where the issuer of the security is located; the possible imposition by a foreign government of limits on the ability of a Fund to obtain a foreign currency or to convert a foreign currency into U.S. dollars; and the imposition of other foreign laws or restrictions.

Because each Fund may invest in securities issued, traded or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in a Fund’s portfolio. When deemed advantageous to the Funds, the Adviser may attempt, to reduce such risk, known as “currency risk,” by using an investment technique called “hedging,” which attempts to reduce or eliminate changes in a security’s value resulting from changing currency exchange rates. Hedging is further described under “Hedging and Income Transactions.” In addition, in certain countries, the possibility of expropriation of assets, confiscatory taxation, or diplomatic developments could adversely affect investments in those countries. Expropriation of assets refers to the possibility that a country’s laws will prohibit the return to the U.S. of any monies that a Fund has invested in the country. Confiscatory taxation refers to the possibility that a foreign country will adopt a tax law which has the effect of requiring a Fund to pay significant amounts, if not all, of the value of the Fund’s investment to the foreign country’s taxing authority. The reference to diplomatic developments means that because of certain actions occurring within a foreign country, such as significant civil rights violations or because of the United States’ actions during a time of crisis in the particular country, all communications and other official governmental relations between the country and the United States could be severed. This could result in the abandonment of any U.S. investors’, such as the Funds’money in the particular country, with no ability to have the money returned to the United States.

There may be less publicly available information about a foreign company than about a U.S. company. Foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to, or as uniform as, those of U.S. issuers. The number of securities traded, and the frequency of such trading, in non-U.S. securities markets, while growing in volume, is for the most part, substantially less than in U.S. markets. As a result, securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transaction costs, the costs associated with buying and selling securities on non-U.S. securities markets may be higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. Each Fund’s foreign investments may include both voting and non-voting securities, sovereign debt and participations in foreign government deals. The Funds may have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.

Emerging markets.   Investments by the Funds in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include among others, (i) less economic stability; (ii) political and social uncertainty (for example, regional conflicts and risk of war); (iii) pervasiveness of corruption and crime; (iv) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (v) delays in settling portfolio transactions; (vi) risk of loss arising out of the system of share registration and custody; (vii) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (viii) foreign taxation; (ix) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (x) the absence of a capital market structure or market-oriented economy; and (xi) the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events.

In addition, many countries in which the Funds may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.

Transaction costs associated with investments in emerging market securities may be higher than transactions costs associated with investments is developed market securities.

Hedging and Income Transactions

The Funds may use various hedging strategies. Hedging is a technique designed to reduce a potential loss to a Fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign securities or between different foreign currencies, and broad or specific market movements. The hedging strategies that the Funds may use are also used by many mutual funds and other institutional investors. When pursuing these hedging strategies, the Funds will primarily engage in forward foreign currency exchange contracts. However, the Funds also may engage in the following currency transactions: currency futures contracts, currency swaps, options on currencies, or options on currency futures. In addition, the Funds may engage in other types of transactions, such as the purchase and sale of exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments; and the purchase and sale of financial and other futures contracts and options on futures contracts (collectively, all of the above are called Hedging Transactions).

Some examples of situations in which Hedging Transactions may be used are: (i) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund’s portfolio resulting from changes in securities markets or currency exchange rate fluctuations; (ii) to protect a Fund’s gains in the value of portfolio securities which have not yet been sold; (iii) to facilitate the sale of certain securities for investment purposes; and (iv) as a temporary substitute for purchasing or selling particular securities.

Any combination of Hedging Transactions may be used at any time as determined by the Adviser. Use of any Hedging Transaction is a function of numerous variables, including market conditions and the Adviser’s expertise in utilizing such techniques. The ability of a Fund to utilize Hedging Transactions successfully cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these strategies, including the segregation of assets by proper notation on the books of the Funds or the Funds’ custodian bank. Hedging Transactions involving futures and options on futures will be purchased, sold or entered into generally for hedging, risk management or portfolio management purposes.

The various techniques described above as Hedging Transactions also may be used by the Funds for non-hedging purposes. For example, these techniques may be used to produce income to a Fund where the Fund’s participation in the transaction involves the payment of a premium to the Fund. A Fund also may use a Hedging Transaction if the Adviser has a view about the fluctuation of certain indices, currencies or economic or market changes such as a reduction in interest rates. No more than 5% of a Fund’s assets will be exposed to risks of such types of instruments when entered into for non-hedging purposes.

Hedging Transactions, whether entered into as a hedge or for income, have risks associated with them. The three most significant risks associated with Hedging Transactions are: (i) possible default by the other party to the transaction; (ii) illiquidity; and (iii) to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of such Hedging Transactions could result in losses greater than if they had not been used at all. Use of put and call options may (i) result in losses to a Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for prices higher than or lower than current market values, (iii) limit the amount of appreciation a Fund can realize on its investments, (iv) increase the cost of holding a security and reduce the returns on securities or (v) cause a Fund to hold a security it might otherwise sell.

Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, these transactions also tend to limit any potential gain which might result from an increase in value of the position taken. As compared to options contracts, futures contracts create greater ongoing potential financial risks to a Fund because the Fund is required to make ongoing monetary deposits with futures brokers. Losses resulting from the use of Hedging Transactions can reduce net asset value, and possibly income, and such losses can be greater than if the Hedging Transactions had not been utilized at all. The cost of entering into Hedging Transactions also may reduce a Fund’s total return to investors.

When conducted outside the U.S., Hedging Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) availability of less data on which to make trading decisions than in the U.S., (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Currency transactions.   Each Fund may engage in currency transactions with securities dealers, financial institutions or other parties (each a Counterparty and collectively, Counterparties) in order to hedge the value of its portfolio holdings denominated in particular currencies against fluctuations in relative value between those currencies and the U.S. dollar. Currency transactions include forward foreign currency exchange contracts, exchange-listed currency futures, exchange-listed and OTC options on currencies, and currency swaps.

A forward foreign currency exchange contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement between a Fund and, typically, a brokerage firm, bank or other institutional party, to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. In some currency swap agreements, the swap agreement may include the delivery of the entire principal value of one designated currency for the other designated currency.

A Fund will usually enter into swaps on a net basis, which means the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. To the extent these swaps are entered into for good faith hedging purposes, the Adviser and the Funds believe such obligations are not senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions. A Fund will accrue its obligations under a swap agreement daily (offset by any amounts the Counterparty owes the Fund). If the swap agreement provides for other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis. To limit potential leveraging of the Funds’ portfolios, each Fund has adopted procedures to cover any accrued but unpaid net or full amounts owed to a swap Counterparty by designating, on a daily basis, as segregated, liquid assets (not otherwise encumbered) equal in current market value to such swap amounts owed. Under the procedures, a Fund designates the segregated assets by appropriate notation on the books of the Fund or its custodian. To the extent a Fund enters into swap agreements for good faith hedging purposes and the Fund’s swap obligations are fully covered by an offsetting asset or right of the Fund, the obligations will not be subject to the Fund’s segregated assets procedures. The Adviser and the Funds believe that swap agreement obligations that are covered, either by an offsetting asset or right or by the Funds’ segregated assets procedures (or a combination thereof), are not senior securities under the 1940 Act.

The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Funds will be successful in using swap agreements to achieve its investment objective depends on the ability of the Adviser to correctly predict which types of investments are likely to produce greater returns. If the Adviser, in using swap agreements, is incorrect in its forecasts of market values, interest rates, currency exchange rates or other applicable factors, the investment performance of the Funds will be less than its performance would be using other investments.

The risk of loss to a Fund for swap transactions on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Because swap agreements may have terms of greater than seven days, they may be illiquid and, therefore, subject to a Fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, a Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. The swap markets have grown substantially in recent years, however, with a large number of banks and investment banking firms acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become relatively liquid in comparison with markets for other derivative instruments that are traded in the interbank market.

Swap agreements are not traded on exchanges and are not subject to government regulation like exchange markets. As a result, swap participants are not as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk of the inability or refusal to perform such agreement by the Counterparty. No limitations on daily price movements or speculative position limits apply to swap transactions. Counterparties may, however, limit the size or duration of positions to the Fund as a consequence of credit considerations. The Fund risks the loss of the accrued but unpaid amount under a swap agreement, which could be substantial, in the event of default by or insolvency or bankruptcy of a swap Counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. If the Counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

The Funds may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations of such Counterparties have received) a credit rating of A-1 or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from a nationally recognized statistical rating organization (NRSRO) or are determined to be of equivalent credit quality by the Adviser. If there is a default by a Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction.

The Funds will limit their dealings in forward foreign currency exchange contracts and other currency transactions such as futures, options, options on futures and swaps to either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income from portfolio securities. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

A Fund will not enter into a transaction to hedge currency exposure if the Fund’s exposure, after netting all transactions intended to wholly or partially offset other transactions, is greater than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in, or whose value is based on, that foreign currency or currently convertible into such currency other than with respect to proxy hedging, which is described below.

Each Fund also may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has, or in which the Fund expects to have, portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Funds also may engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund’s portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund’s portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments.

Currency transactions are subject to risks different from those of other portfolio transactions. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree, or in a direction, that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency Hedging Transaction, the Fund will comply with the asset segregation requirements described above.

Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to a Fund if it is unable to deliver or receive a specified currency or funds in settlement of obligations, including swap transaction obligations. These actions could also have an adverse effect on the Fund’s swap transactions or cause the Fund’s hedging positions to be rendered useless, resulting in full currency exposure as well as incurring unnecessary transaction costs.

The use of currency transactions also can result in a Fund incurring losses due to the inability of foreign securities transactions to be completed with the security being delivered to the Fund. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Options.   Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Hedging Transactions involving options require segregation of Fund assets by appropriate notation on the books of the Fund or its custodian, as described below.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option, the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund’s purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.

An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange-listed options and OTC options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (OCC), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but the discussion is also applicable to other financial intermediaries.

With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting option transactions.

A Fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to Counterparties through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, the parties negotiate all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security. A Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Funds expect to enter into OTC options that have cash settlement provisions, although they are not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied.

The Funds will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers” or broker-dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligations of which have received) a short-term credit rating of “A-l” from S&P or “P-l” from Moody’s, an equivalent rating from any NRSRO or which the Adviser determines is of comparable credit quality. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities “covering” the amount of the Fund’s obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund’s limitations on investments in illiquid securities.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund’s income. The sale of put options also can provide income.

Each Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets and on securities indices, currencies and futures contracts. All calls sold by the Funds must be “covered” (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

Each Fund may purchase and sell put options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. A Fund will not sell put options if, as a result, more than 50% of the Fund’s assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

Options on securities indices and other financial indices.   The Funds also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, instead of settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Futures.   The Funds may enter into financial and other futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument or other commodity called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

The Funds’ use of futures and options on futures will be consistent with applicable regulatory requirements and, in particular, the rules of the Commodity Futures Trading Commission, and such transactions will be entered into only for hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract, or selling an option on a futures contract, requires a Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark-to-market value of the contract fluctuates. The purchase of an option on futures involves payment of a premium for the option without any further obligation on the part of the Fund. If a Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures positions just as it would for any position. Futures contracts and options on futures contracts are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

A Fund will only enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would not exceed 5% of the Fund’s total current asset value; however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

Combined Transactions.  The Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward foreign currency exchange contracts), and any combination of futures, options, and currency transactions (each individually a Transaction and collectively in combinations of two or more, Combined Transactions), instead of a single Hedging Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Funds to do so. A Combined Transaction will usually contain elements of risk that are present in each of its component transactions.  Although Combined Transactions are normally entered into based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Segregation of Assets.  Many Hedging Transactions, in addition to other requirements, require that the Funds segregate liquid assets by proper notation on its books or on the books of its custodian bank to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security, financial instrument, or currency. In general, either the full amount of any obligation by the Funds to pay or deliver securities or assets must be covered at all times by the securities, instruments, or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated by proper notation on the Funds’ books or on the books of the custodian bank. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires the Fund to segregate liquid assets equal to the exercise price.

A currency contract which obligates a Fund to buy or sell currency will generally require the Fund to hold an amount of the currency or liquid securities denominated in that currency equal to the Fund’s obligations or to segregate liquid assets equal to the amount of the Fund’s obligation. However, the segregation requirement does not apply to currency contracts which are entered in order to “lock in” the purchase or sale price of a trade in a security denominated in a foreign currency pending settlement within the time customary for such securities. OTC options entered into by the Funds including those on securities, currency, financial instruments or indices and OCC-issued and exchange-listed index options will generally provide for cash settlement. As a result, when the Funds sell these instruments they will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a noncash settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC-issued and exchange-listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

In the case of a futures contracts or options thereon, the Funds must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet their obligations to purchase or provide securities or currencies, or to pay the amounts owed at the expiration of index-based futures contracts. Such assets may consist of cash, cash equivalents, liquid debt, equity securities, or other acceptable assets. Hedging Transactions may be covered by other means when consistent with applicable regulatory policies. The Funds also may enter into offsetting transactions so that combined positions, coupled with any segregated assets, equals their net outstanding obligations in related options and Hedging Transactions. For example, the Funds could purchase put options if the strike price of those options are the same or higher than the strike prices of put options sold by the Funds. Moreover, instead of segregating assets if the Funds held futures or forward contracts, they could purchase put options on the same futures or forward contracts with strike prices as high or higher than the prices of the contracts held. Other Hedging Transactions also may be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

Indebtedness, Participations and Trade Claims

From time to time, the Funds may purchase the direct indebtedness of various companies (Indebtedness), or participation interests in Indebtedness (Participations), including Indebtedness and Participations of Distressed Companies. Indebtedness can be distinguished from traditional debt securities in that debt securities are part of a large issue of securities to the general public which is typically registered with a securities registration organization, such as the SEC, and which is held by a large group of investors. Indebtedness may not be a security, but rather, may represent a specific commercial loan or portion of a loan that has been given to a company by a financial institution such as a bank or insurance company. The company is typically obligated to repay such commercial loan over a specified time period. By purchasing the Indebtedness of companies, a Fund in effect steps into the shoes of the financial institution that made the loan to the company prior to its restructuring or refinancing. Indebtedness purchased by a Fund may be in the form of loans, notes or bonds. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Funds generally make investments in the types of debt described above, which typically have ceased paying interest, to achieve capital appreciation, rather than to seek income.

The Funds also may purchase trade claims and other similar direct obligations or claims against companies in bankruptcy (trade claims). Trade claims are generally purchased from creditors of the bankrupt company and typically represent money due to a supplier of goods or services to the company.

The length of time remaining until maturity on the Indebtedness is one factor the Adviser considers in purchasing a particular Indebtedness. Indebtedness that represents a specific indebtedness of the company to a bank is not considered to be a security issued by the bank selling it. The Funds purchase loans from national and state chartered banks as well as foreign banks. The Funds normally invest in the Indebtedness of a company that has the highest priority in terms of payment by the company, although on occasion lower priority Indebtedness also may be acquired.

Participations represent fractional interests in a company’s Indebtedness. The financial institutions that typically make Participations available are banks or insurance companies, governmental institutions, such as the Resolution Trust Corporation, the Federal Deposit Insurance Corporation or the Pension Benefit Guaranty Corporation, or certain organizations such as the World Bank which are known as “supranational organizations.” Supranational organizations are entities established or financially supported by the national governments of one or more countries to promote reconstruction or development. The Funds also may purchase Trade Claims of Distressed Companies. Indebtedness, Participations and Trade Claims may be illiquid as described above.

The purchase of indebtedness or loan participations of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that principal invested may be lost. Purchasers of participations, such as the Funds, must rely on the financial institution issuing or acting as agent with respect to the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Funds take on the risk as to the creditworthiness of any bank or other financial intermediary issuing the participation, as well as that of the company issuing the underlying indebtedness. When a Fund purchases a Trade Claim, there is no guarantee that the debtor will ever be able to satisfy the obligation on the Trade Claim.

Initial Public Offerings

Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of the Funds’ portfolios as each Fund’s assets increase (and thus have a more limited effect on each Fund’s performance).

Investment Company Securities

The Funds may invest from time to time in other investment company securities, subject to applicable law which restricts such investments. Such laws generally restrict a registered investment company’s purchase of another investment company’s voting securities to 3% of the other investment company’s securities, no more than 5% of a registered investment company’s total assets in any single investment company’s securities and no more than 10% of a registered investment company’s total assets in all investment company securities, subject to certain exceptions.  Investors should recognize that the Funds’ purchases of the securities of investment companies results in layering of expenses. This layering may occur because investors in any investment company, such as each of the Funds, indirectly bear a proportionate share of the expenses of the investment company, including operating costs, and investment advisory and administrative fees.

Lending Portfolio Securities

Each Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations. Loans of a Fund’s securities may not exceed 33 1/3% of the Fund’s total assets. A Fund’s loans of securities will be collateralized by cash, letters of credit or U.S. government securities that will be maintained at all times in a segregated account with such Fund’s custodian in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may pay a part of the interest earned from the investment collateral received for securities loaned to the borrower.

By lending its portfolio securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities in the form of substitute payments, by investing the cash collateral in short-term instruments or by obtaining a fee paid by the borrower when U.S. government securities are used as collateral. A Fund will adhere to the following conditions whenever it lends its securities: (1) the Fund must initially receive at least 102% cash collateral or equivalent securities from the borrower for U.S. securities and 105% cash collateral or equivalent securities from the borrower for foreign securities; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable compensation on the loan, as well as substitute payments for any dividends, interest or other distributions on the loaned securities; (5) the Fund may pay only reasonable lending agent and custodian fees in connection with the loan; and (6) the Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan for material events and vote the proxy if time permits.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a Fund is not able to recover the securities loaned, a Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement security by the time the replacement investment is purchased. Loans will be made only to parties deemed by the Adviser to have the ability to perform as a borrower and when, in the Adviser’s judgment, the income earned would justify the risks. Cash received as collateral through loan transactions may be invested in other securities eligible for purchase by the Fund. Cash collateral may be invested in unaffiliated money market funds. The investment of cash collateral subjects that investment, as well as the securities loaned, to market appreciation or depreciation. The Fund is obligated to return the collateral to the borrower at the termination of the loan. A Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with cash collateral.

Merger/Arbitrage Securities and Securities of Distressed Companies

The Funds also seek to invest in securities of companies involved in a merger, acquisition, liquidation, spin-off, consolidation, etc. (“Merger/Arbitrage Securities”) and the securities of companies (i) that are involved in restructurings, such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers, and (ii) that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (“Distressed Companies”).  The Funds may from time to time participate in any such tender or exchange offers in which such companies are involved.  A tender offer is an offer by the company itself or by another company or person to purchase a company’s securities at a higher (or lower) price than the market value for such securities.  An exchange offer is an offer by the company or by another company or person to the holders of the company’s securities to exchange those securities for different securities.  Although there are no restrictions limiting the extent to which each Fund may invest in Merger/Arbitrage Securities or in Distressed Companies, neither Fund presently anticipates committing more than 50% of its assets to such investments. In addition to typical equity and debt investments, the Funds’ investments in Distressed Companies may include Indebtedness, Participations and Trade Claims, as further described under “Indebtedness, Participations and Trade Claims.”

Mortgage-Backed Securities

Mortgage-backed securities represent an ownership interest in a pool of mortgage loans originated by mortgage bankers, commercial banks, savings and loan associations, savings banks and credit unions to finance purchases of homes, commercial buildings or other real estate. The individual mortgage loans are packaged or “pooled” together for sale to investors. These mortgage loans may have either fixed or adjustable interest rates. As the underlying mortgage loans are paid off, investors receive principal and interest payments. The primary issuers or guarantors of these securities are Ginnie Mae, Fannie Mae and Freddie Mac.

Ginnie Mae guarantees the principal and interest on Ginnie Mae securities and this guarantee is backed by the full faith and credit of the U.S. government. Ginnie Mae may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of mortgage-backed securities nor do they extend to the value of a Fund’s shares which will fluctuate daily with market conditions.

Mortgage-backed securities from Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. Fannie Mae and Freddie Mac mortgage securities are backed by the credit of the respective instrumentality. However, the Secretary of the Treasury has the authority to support Fannie Mae and Freddie Mac by purchasing limited amounts of their respective obligations. Fannie Mae guarantees full and timely payment of all interest and principal, and Freddie Mac guarantees timely payment of interest and the ultimate collection of principal. There is no guarantee that the government would support government agency securities and, accordingly, they may involve a risk of non-payment of principal and interest. Nonetheless, because Fannie Mae and Freddie Mac are instrumentalities of the U.S. government, these securities are generally considered to be high quality investments having minimal credit risks. The yields on these mortgage securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities due largely to their prepayment risk.

Issuers of private mortgage securities are not U.S. government agencies and may be both the originators of the underlying mortgage loans as well as the guarantors of the mortgage securities. Pools of mortgage loans created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. Government entities, private insurance companies or the private mortgage poolers issue the insurance and guarantees. The insurance and guarantees and the creditworthiness of their issuers will be considered when determining whether a mortgage security meets the Fund’s quality standards. The Fund may buy mortgage securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the Adviser determines that the securities meet the Fund’s quality standards.

Mortgage securities differ from conventional bonds in that most mortgage-backed securities are pass-through securities, which means that they provide investors with monthly payments consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool (less Ginnie Mae’s, Freddie Mac’s or Fannie Mae’s fees and any applicable loan servicing fees). As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities. For this reason, pass-through mortgage securities may be less effective than other types of U.S. government securities as a means of “locking in” long-term interest rates. In general, fixed-rate mortgage securities have greater exposure to this “prepayment risk.”

The market value of mortgage securities, like other fixed-income securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. While having less risk of a decline in value during periods of rapidly rising rates, mortgage securities may also have less potential for capital appreciation than other debt securities of comparable maturities as interest rates decline, due to the increased likelihood of mortgage prepayments. An unexpected rise in interest rates could extend the average life of a mortgage security because of a lower than expected level of prepayments, potentially reducing the security’s value and increasing its volatility. Coupon rates of adjustable rate mortgage securities (“ARMs”) tend to move with market interest rates, and thus their values fluctuate to a lesser degree than fixed income mortgage securities. To the extent market interest rates increase beyond applicable caps or maximum rates on ARMS or beyond the coupon rates of fixed-rate mortgage securities, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. In view of these factors, the ability of the Fund to obtain a high level of total return may be limited under varying market conditions.

In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder’s principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

Collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs) and multi-class pass-throughs.   CMOs may be issued or guaranteed by U.S. government agencies or issued by certain financial institutions and other mortgage lenders.  CMOs and REMICs may be issued by governmental or government-related entities or by private entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers and are secured by pools of mortgages backed by residential or various types of commercial properties. Privately issued CMOs and REMICs include obligations issued by private entities that are collateralized by (a) mortgage securities issued by Freddie Mac, Fannie Mae or Ginnie Mae, (b) pools of mortgages that are guaranteed by an agency or instrumentality of the U.S. government, or (c) pools of mortgages that are not guaranteed by an agency or instrumentality of the U.S. government and that may or may not be guaranteed by the private issuer.

Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the funds to pay the debt service on CMOs or REMICs or to make scheduled distributions on the multi-class pass-through securities. Unless the context indicates otherwise, the discussion of CMOs below may also apply to REMICs and multi-class passthrough securities.

A CMO is a mortgage-backed security that separates mortgage pools into short-, medium-, and long-term components. Each component pays a fixed rate of interest at regular intervals. These components enable an investor to predict more accurately the pace at which principal is returned. The Funds may buy CMOs that are:

1.  securities in which the proceeds of the issuance are invested in mortgage securities, and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government;

2.  collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and the guarantee is collateralized by U.S. government securities; or

3.  collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

CMOs are issued in multiple classes. Each class, often referred to as a “tranche,” is issued at a specified coupon rate or adjustable rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying CMOs may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly or semiannual basis. The principal and interest on the mortgages underlying CMOs may be allocated among the several classes in many ways. In a common structure, payments of principal on the underlying mortgages, including any principal prepayments, are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class until all other classes having an earlier stated maturity or final distribution date have been paid in full.

Some of the CMOs in which the Fund may invest may have less liquidity than other types of mortgage securities. As a result, it may be difficult or impossible to sell the securities at an advantageous price or time under certain circumstances.

REMICs, which are authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages that collateralize the REMICs in which the Funds may invest include mortgages backed by Ginnie Mae or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency or instrumentality.

Distressed mortgage obligations.   The Funds also may invest directly in distressed mortgage obligations. A direct investment in a distressed mortgage obligation involves the purchase by a Fund of a lender’s interest in a mortgage granted to a borrower, where the borrower has experienced difficulty in making its mortgage payments, or for which it appears likely that the borrower will experience difficulty in making its mortgage payments. As is typical with mortgage obligations, payment of the loan is secured by the real estate underlying the loan. By purchasing the distressed mortgage obligation, a Fund steps into the shoes of the lender from a risk point of view.

As distinguished from mortgage-backed securities, which generally represent an interest in a pool of loans backed by real estate, investing in direct mortgage obligations involves the risks of a single or direct lender. These risks include the ability or inability of a borrower to make its loan payments and the possibility that the borrower will prepay the loan in advance of its scheduled payment time period, curtailing an expected rate and timing of return for the lender. Investments in direct mortgage obligations of distressed borrowers involve substantially greater risks and are highly speculative due to the fact that the borrower’s ability to make timely payments has been identified as questionable. Borrowers that are in bankruptcy or restructuring may never pay off their loans, or may pay only a small fraction of the amount owed. If, because of a lack of payment, the real estate underlying the loan is foreclosed, which means that the borrower takes possession of the real estate, a Fund could become part owner of such real estate. As an owner, a Fund would bear any costs associated with owning and disposing of the real estate, and also may encounter difficulties in disposing of the real estate in a timely fashion. In addition, there is no assurance that a Fund would be able to profitably dispose of properties in foreclosure.

Municipal Bonds

Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). For example, states, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses.

Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality.

In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

Real Estate Investment Trusts (REITs)

The Funds’ equity investments may include investments in shares issued by REITs. A REIT is a pooled investment vehicle that purchases primarily income-producing real estate or real estate related loans or other real estate related interests. The pooled vehicle, typically a trust, then issues shares whose value and investment performance are dependent upon the investment experience of the underlying real estate related investments.

The Funds’ investments in real estate-related securities are subject to certain risks related to the real estate industry in general. These risks include, among others: changes in general and local economic conditions; possible declines in the value of real estate; the possible lack of availability of money for loans to purchase real estate; overbuilding in particular areas; prolonged vacancies in rental properties; property taxes; changes in tax laws relating to dividends and laws related to the use of real estate in certain areas; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; the costs associated with damage to real estate resulting from floods, earthquakes or other material disasters not covered by insurance; and limitations on, and variations in, rents and changes in interest rates.

Relatively New Issuers

The Funds intend to invest occasionally in the common stock of selected new issuers. Investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies may also lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. The securities of such issuers may have a limited trading market which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investors who invest in such issuers seek to sell the same securities when a Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be the case.

Repurchase Agreements

Each Fund may enter into repurchase agreements. The Funds may invest a maximum of 10% of total assets in repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of sale to repurchase that security from the buyer at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford a Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. The Adviser monitors the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price.

Each Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.  While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Repurchase agreements with maturities of more than seven days will be treated as illiquid securities.

Restricted and Illiquid Securities

Neither of the Funds will purchase nor otherwise acquire any investment if, as a result, more than 15% of its net assets (taken at current market value) would be invested in securities that are illiquid. Generally speaking, an illiquid security is any asset or investment of which a Fund cannot sell a normal trading unit in the ordinary course of business within seven days at approximately the value at which a Fund has valued the asset or investment, including securities that cannot be sold publicly due to legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

Over the past several years, strong institutional markets have developed for various types of restricted securities, including repurchase agreements, some types of commercial paper, and some corporate bonds and notes (commonly known as “Rule 144A Securities”). Securities freely salable among qualified institutional investors under special rules adopted by the SEC, or otherwise determined to be liquid, may be treated as liquid if they satisfy liquidity standards established by the Board of Trustees. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly, the Board of Trustees will monitor their liquidity. The Board will review pertinent factors such as trading activity, reliability of price information and trading patterns of comparable securities in determining whether to treat any such security as liquid for purposes of the foregoing 15% test. To the extent the Board treats such securities as liquid, temporary impairments to trading patterns of such securities may adversely affect a Fund’s liquidity.  The Funds may, from time to time, participate in private investment vehicles and/or in equity or debt instruments that do not trade publicly and may never trade publicly. These types of investments carry a number of special risks in addition to the normal risks associated with equity and debt investments. In particular, private investments are likely to be illiquid, and it may be difficult or impossible to sell these investments under many conditions. A Fund may from time to time establish one or more wholly-owned special purpose subsidiaries in order to facilitate the Fund’s investment program which may reduce certain of the costs (e.g. tax consequences) to the Fund.

Reverse Repurchase Agreements

The Funds may enter into “reverse” repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. The Funds may invest a maximum of 10% of total assets in reverse repurchase agreements. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. A Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund.

Risk of Minority Positions and Control Positions

The Funds, individually or together with other funds and accounts managed by the Adviser, may obtain a controlling or other substantial position in a public or private company, which may impose additional risks. For example, should the

Funds or other funds and accounts managed by the Adviser obtain such a position, the Adviser may be required to make filings concerning its holdings with the SEC and it may become subject to other regulatory restrictions that could limit the ability of the Funds to dispose of their holdings at the times and in the manner the Funds would prefer. In addition, it is possible, although unlikely, that the Funds might be deemed, in such circumstances, liable for environmental damage, product defects, failure to supervise, and other types of liability in which the limited liability characteristic of business operations may be ignored.

Further, the Adviser may designate directors to serve on the Boards of Directors of the Funds’ portfolio companies. The designation of representatives and other measures contemplated could create exposure to claims by a portfolio company, its security holders and its creditors, including claims that a Fund or the Adviser is a controlling person and thus is liable for securities laws violations of a portfolio company. These control positions could also result in certain liabilities in the event of bankruptcy (e.g. extension to one year of the 90-day bankruptcy preference period) or reorganization of a portfolio company; could result in claims that the designated directors violate their fiduciary or other duties to a portfolio company or fail to exercise appropriate levels of care under applicable corporate or securities laws, environmental laws or other legal principles; and could create exposure to claims that they have interfered in management to the detriment of a portfolio company. Notwithstanding the foregoing, neither the Funds nor the Adviser will have unilateral control of any portfolio company and, accordingly, may be unable to control the timing or occurrence of an exit strategy for any portfolio company.

In addition, the Funds may incur large expenses when taking control positions and there is no guaranty that such expenses can be recouped. Also, there is no guaranty that the Funds will succeed in obtaining control positions. This could result in the Funds’ investments being frozen in minority positions and could incur substantial losses.

Rule 144A Securities

In addition to other privately placed unregistered securities, the Funds may invest in unregistered securities which may be sold under Rule 144A of the Securities Act of 1933 (144A securities). 144A securities are restricted, which generally means that a legend has been placed on the share certificates representing the securities which states that the securities were not registered with the SEC when they were initially sold and may not be resold except under certain circumstances. In spite of the legend, certain securities may be sold to other institutional buyers provided that the conditions of Rule 144A are met. In the event that there is an active secondary institutional market for 144A securities, the 144A securities may be treated as liquid. As permitted by the federal securities laws, the Board of Trustees has adopted procedures in accordance with Rule 144A which govern when specific 144A securities held by the Funds may be deemed to be liquid. Due to changing markets or other factors, 144A securities may be subject to a greater possibility of becoming illiquid than securities that have been registered with the SEC for sale.

Securities of Companies in the Financial Services Industry

Certain provisions of the federal securities laws permit investment companies to invest in companies engaged in securities-related activities (“securities issuers”) only if certain conditions are met. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker, dealer, underwriter, or investment advisory) are subject only to the same percentage limitations as would apply to any other security a Fund may purchase.

Each Fund also may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities (i.e., a securities issuer), if the following conditions are met: (1) immediately after the acquisition of any securities issuer’s equity and debt securities, the acquisition cannot cause more than 5% of the Fund’s total assets to be invested in securities of that securities issuer; (2) immediately after a purchase of equity securities of a securities issuer, a Fund may not own more than 5% of the outstanding securities of that class of the securities issuer’s equity securities; and (3) immediately after a purchase of debt securities of a securities issuer, a Fund may not own more than 10% of the outstanding principal amount of the securities issuer’s debt securities.

In applying the gross revenue test, an issuer’s gross revenues from its own securities-related activities should be combined with its ratable share of the securities-related activities of enterprises of which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, including the issuer’s gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations must be made as though such warrant, right, or conversion privilege had been exercised.

The following transactions would not be deemed to be an acquisition of securities of a securities-related business: (i) receipt of stock dividends on securities acquired in compliance with the conditions described above; (ii) receipt of securities arising from a stock-for-stock split on securities acquired in compliance with the conditions described above; (iii) exercise of options, warrants, or rights acquired in compliance with the federal securities laws; (iv) conversion of convertible securities acquired in compliance with the conditions described above; and (v) the acquisition of demand features or guarantees (puts) under certain circumstances.

In addition, the Funds are generally prohibited from purchasing or otherwise acquiring any security (not limited to equity or debt individually) issued by any insurance company if such Fund and any company controlled by such Fund own in the aggregate or, as a result of the purchase, will own in the aggregate more than 10% of the total outstanding voting stock of the insurance company. Certain state insurance laws impose similar limitations.

Short Sales

Each Fund may make short sales of securities, including “short sales against the box.” In a short sale transaction, the Fund sells a security it does not own in anticipation that the market price of that security will decline. Each Fund expects to make short sales (i) as a form of hedging to offset potential declines in long positions in similar securities, (ii) in order to maintain portfolio flexibility and (iii) for profit.

When a Fund makes a short sale, its broker borrows the security to be sold short and the broker-dealer maintains the proceeds of the short sale while the short position is open. The Fund must keep the proceeds account marked to market and must post additional collateral for its obligation to deliver securities to replace the securities that were borrowed and sold short. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

A Fund’s obligation to replace borrowed securities will be secured by collateral deposited with the broker-dealer or the Fund’s custodian bank, usually cash, U.S. government securities or other high grade liquid securities similar to those borrowed. The Fund will also be required to segregate similar collateral to the extent, if any (excluding any proceeds of the short sales), necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short.

If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund’s gain is limited to any differential between the replacement price and the price at which it sold the security short, its potential loss is theoretically unlimited. In some circumstances, the Fund may receive the security in connection with a reorganization and, consequently, need not buy the security to be returned to the borrower.

The Funds also may engage in “short sales against the box.” In a short sale against the box, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. In replacing the borrowed securities in the transaction, the Fund may either buy securities in the open market or use those in its portfolio.

Each Fund may engage in short sale transactions (other than short sales against the box) only if, after giving effect to such sales, the market value of all securities sold short does not exceed 5% of the value of its total assets or the Fund’s aggregate short sales of a particular portfolio company’s class of securities does not exceed 25% of the outstanding securities of that portfolio company’s class. The Funds may sell securities short against the box without limit.

Short sales carry risks of loss if the price of the security sold short increases after the sale. In this situation, when a Fund replaces the borrowed security by buying the security in the securities markets, the Fund may pay more for the security than it has received from the purchaser in the short sale. A Fund may, however, profit from a change in the value of the security sold short, if the price decreases.

Temporary Defensive Investments

When, in the judgment of the Adviser, a temporary defensive posture is appropriate, a Fund may hold all or a portion of its assets in short-term U.S. Government obligations, cash or cash equivalents. The adoption of a temporary defensive posture does not constitute a change in such Fund’s investment objective, and might impact the Fund’s performance.

Warrants

Each Fund may invest in warrants, which are instruments that give the Fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

In addition to warrants on securities, each Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

Each Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of a Fund’s use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund’s ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

When-Issued Securities and Delayed-Delivery Transactions

The Funds may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place at some future date. The Funds may enter into such transactions when, in the Adviser’s opinion, doing so may secure an advantageous yield and/or price to the Funds that might otherwise be unavailable. The Funds have not established any limit on the percentage of assets they may commit to such transactions, but to minimize the risks of entering into these transactions, the Funds will maintain a segregated account with its custodian consisting of cash, or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted, on behalf of the Funds, policies and procedures relating to disclosure of a Fund’s portfolio securities. These policies and procedures are designed to protect the confidentiality of each Fund’s portfolio holdings information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board of Trustees.

Each Fund may disclose portfolio holdings information as required by applicable law or as requested by governmental authorities.  Portfolio holdings of each Fund will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: portfolio holdings as of the end of each Fund’s second and fourth fiscal quarters will be filed as part of the annual or semi-annual report filed on Form N-CSR, and portfolio holdings as of the end of each Fund’s first and third fiscal quarters will be filed on Form N-Q.  The Trust’s Form N-CSRs and Form N-Qs will be available on the SEC’s website at www.sec.gov.

Disclosure of a Fund’s portfolio holdings information that is not publicly available (“Confidential Portfolio Information”) may be made to the Adviser or to the Fund’s custodian, transfer agent, administrator, principal underwriter, counsel and financial printers.  In addition, to the extent permitted under applicable law, the Adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the relevant Fund’s service providers (such as custodial services, pricing services, proxy voting services, accounting and auditing services, counsel and research and trading services) that require access to such information in order to fulfill their contractual duties with respect to the Fund (“Financial Service Providers”) and to facilitate the review of a Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the Adviser believes is reasonably necessary in connection with the services to be provided. Except to the extent permitted under the Funds’ portfolio holdings disclosure policies and procedures, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Financial Service Providers or Rating Agencies is permitted, the Adviser’s Chief Compliance Officer (or persons designated by the Adviser’s Chief Compliance Officer) must determine that, under the circumstances, the disclosure is being made for a legitimate business purpose. Furthermore, the recipient of Confidential Portfolio Information by a Financial Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

Exceptions to these procedures may only be made if an officer of the Funds or the Chief Compliance Officer of the Adviser determines that the disclosure is being made for a legitimate business purpose, and must be reported to the Board of Trustees on a quarterly basis.

The Adviser shall have primary responsibility for ensuring that a Fund’s portfolio holdings information is only disclosed in accordance with these policies. As part of this responsibility, the Adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Other registered investment companies that are advised or sub-advised by the Adviser may be subject to different portfolio holdings disclosure policies, and neither the Adviser nor the Board of Trustees of the Trust exercises control over such policies or disclosure. In addition, separate account clients of the Adviser have access to their portfolio holdings and are not subject to the Funds’ portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by the Adviser and some of the separate accounts managed by the Adviser may have investment objectives and strategies that are substantially similar or identical to the Funds’, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings, as the Funds.

TRUSTEES AND OFFICERS OF THE FUNDS

The business and affairs of the Funds are managed under the direction of its Board of Trustees.  The Board approves all significant agreements between the Funds and the persons or companies that furnish services to the Funds, including agreements with its distributor, adviser, administrator, custodian and transfer agent.  The day-to-day operations of the Funds are delegated to the Funds’ adviser and administrator.

The name, address, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by each Trustee.  Certain of the Trustees and officers are also directors and officers of one or more other investment companies for which the Adviser acts as Adviser.

Independent Trustees(1)

Name, Age and Address	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships / Trusteeships Held by Trustee
Stephen Apkon (48) Jacob Burns Film Center, 405 Manville Rd., Pleasantville, NY 10570	Trustee	Since 2009	Executive Director, Jacob Burns Film Center (2001 – present)	2	None
Eugene Bebout (50) Jamison Group 100 Executive Drive West Orange, NJ 07052	Trustee	Since 2009	CFO, Herbert L. Jamison & Co., LLC (2002 – present)	2	None
William L. Richter (66) Cerberus Capital Mgmt. 299 Park Avenue New York, NY 10171	Trustee, Chairman	Since 2009	Senior Managing Director, Cerberus Capital Mgmt. (1992 – present)	2	None

(1) Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

(2) Each Trustee serves until resignation or removal from the Board of Trustees.

Interested Trustees

Name, Age and Address	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships / Trusteeships Held by Trustee
Eric LeGoff (48) 89 Summit Avenue Summit, NJ 07901	CEO and Trustee	Trustee since 2009	CEO, Evermore Funds Trust (2009 – present) President, Hawthorne Assoc. (2007 -2009); COO, Liquidnet Holdings, Inc. (1999 – 2006)	2	Director, Liquidnet Holdings, Inc.

(1) Each Trustee serves until resignation or removal from the Board of Trustees.

Officers

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Salvatore DiFranco (67) 89 Summit Avenue Summit, NJ 07901	Chief Financial Officer	CFO since 2009	CFO of MarCap Investors, L.P.
Eric LeGoff (48) 89 Summit Avenue Summit, NJ 07901	Chief Executive Officer	CEO since 2009	President, Hawthorne Assoc.; COO, Liquidnet Holdings, Inc.
David E. Marcus (44) 89 Summit Avenue Summit, NJ 07901	President	President since 2009	Managing Partner, MarCap Investors, L.P.
Magali Simo (48) 89 Summit Avenue Summit, NJ 07901	Secretary	Secretary since 2009	VP of Investor Relations, MarCap Investors, L.P.
Guy Talarico (54) 800 Third Avenue 11th Floor New York, NY 10022	Chief Compliance Officer	CCO since 2009	CEO, Alaric Compliance Services, LLC

(1) The term of office of each officer is indefinite. Length of time served represents time served as an officer of the Trust, although various positions may have been held during the period.

The Trust has an Audit Committee and a Nominating, Governance and Compliance Committee.  The members of both the Audit Committee and the Nominating, Governance and Compliance Committee consist of all the Independent Trustees of each Fund, namely Stephen Apkon, Eugene Bebout, and William Richter.  Because the Funds have not yet commenced operations, the committees did not meet during the last fiscal year.

In accordance with its written charter, the Audit Committee’s primary purposes are to assist the Board in fulfilling its responsibility for oversight of the integrity of the accounting, auditing and financial reporting practices of the Funds, the qualifications and independence of the Funds’ independent registered public accounting firm, and the Funds’ compliance with legal and regulatory requirements.  The Audit Committee reviews the scope of the Funds’ audits, the Funds’ accounting and financial reporting policies and practices and its internal controls.  The Audit Committee approves, and recommends to the Independent Trustees of the Funds for their ratification, the selection, appointment, retention or termination of the Funds’ independent registered public accounting firm and approves the compensation of the independent registered public accounting firm.  The Audit Committee also approves all audit and permissible non-audit services provided to the Funds by the independent registered public accounting firm and all permissible non-audit services provided by the Funds’ independent registered public accounting firm to the Adviser and any affiliated service providers if the engagement relates directly to the Funds’ operations and financial reporting.

The Nominating, Governance and Compliance Committee will accept nominees recommended by a shareholder as it deems appropriate.  Stockholders who wish to recommend a nominee should send recommendations to the Fund’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees.  A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected by the stockholders.  The Nominating, Governance and Compliance Committee will consider nominees recommended by each Fund’s shareholders when a vacancy becomes available.

Because the Trust is newly organized, the Trust has not yet paid any compensation to its Trustees.  The following table illustrates amounts estimated to be paid for the Funds’ initial fiscal year.  The Funds do not pay retirement benefits to its Trustees and officers. Officers and interested Trustees of the Funds are not compensated by the Funds.

Name of Person, Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustee
Stephen Apkon, Trustee	$13,500	None	None	$13,500
Eugene W. Bebout, Trustee	$13,500	None	None	$13,500
William L. Richter, Trustee	$15,500	None	None	$15,500

The amounts in the preceding table are based on estimates for the Funds’ initial fiscal year, which is expected to commence on or about January 1, 2010 and end on December 31, 2010.

No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Funds for serving as an officer or Trustee of the Funds.  Each Fund pays each Trustee who is not an interested person, as defined by the 1940 Act, of the Adviser or any of its affiliates, a fee of $10,000  per annum plus $500 for attendance at each in-person meeting of the Board and $250 for each telephonic meeting in which that Trustee participates.  Trustees also receive a fee of $250 for each meeting of any committee of the Board that they attend.  Trustees receive an annual fee of $500 for serving as the chair of any standing committee of Trustees. The Chairman of the Board of Trustees will receive an annual fee of $2,000.  All Trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.

As of December 8, 2009, Trustees and officers of the Funds, individually and as a group, owned 100% of the outstanding shares of each Fund.

**************

As of the date of this SAI, to the knowledge of the Funds and the Board of Trustees, no single shareholder or group (as the term is used in Section 13(d) of the Securities Act of 1934) beneficially owned of record more than 5% of the outstanding shares of the Funds with the exception of the following:

Fund	Name and Address on Account	% of Shares
Evermore Global Value Fund	David E. Marcus 89 Summit Avenue Summit, NJ 07901	100%
Evermore European Value Fund	David E. Marcus 89 Summit Avenue Summit, NJ 07901	100%

INVESTMENT ADVISORY AND OTHER SERVICES

THE ADVISER

Evermore Global Advisors, LLC is the investment manager of the Funds. The Adviser was organized as a Delaware limited liability company in June 2009. Its primary place of business is at 89 Summit Avenue, Summit, New Jersey 07901.  The Adviser’s primary business is to provide a variety of investment management services to investment vehicles.  The Adviser is responsible for all business activities and oversight of the investment decisions made for the Funds. As of December 8, 2009, the Adviser had no assets under management.

The Adviser serves as investment manager to each Fund pursuant to investment advisory agreements dated as of November 30, 2009. The investment advisory agreement between the Adviser and each respective Fund provides that the Adviser shall manage the operations of each Fund, subject to policies established by the Board of Trustees.  Pursuant to the applicable investment advisory agreement, the Adviser manages each Fund’s investment portfolio, directs purchases and sales of portfolio securities and reports thereon to a Fund’s officers and Trustees regularly.  The Adviser also provides the office space, facilities, equipment and personnel necessary to perform the following services for each Fund: SEC compliance, including record keeping, reporting requirements and registration statements and proxies; supervision of Fund operations, including custodian, accountants and counsel and other parties performing services or operational functions for each Fund; certain administrative and clerical services, including certain accounting services, facilitation of redemption requests, exchange privileges, account adjustments, development of new shareholder services and maintenance of certain books and records; and certain services related to each Fund’s shareholders, including assuring that investments and redemptions are completed efficiently, responding to shareholder inquiries and maintaining a flow of information to shareholders. In addition, the Adviser pays the compensation of each Fund’s officers, employees and Trustees affiliated with the Adviser.  Each Fund bears all other costs of its operations, including the compensation of its Trustees not affiliated with the Adviser.

As compensation for its services, the Global Value Fund and the European Value Fund pay the Adviser a monthly fee at an annual rate of 0.99% of each Fund’s average daily net assets.

Under the terms of the investment advisory agreement between each Fund and the Adviser, neither the Adviser nor its affiliates shall be liable for losses or damages incurred by a Fund, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of either the Adviser or its affiliates or from reckless disregard by it of its obligations and duties under the investment advisory agreement (“disabling conduct”).  In addition, the Funds will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

The Funds, the Adviser, and the Funds’ distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

PORTFOLIO MANAGER

The following tables set forth certain additional information with respect to the portfolio manager for each of the Funds. Unless noted otherwise, all information is provided as of December 8, 2009.

Other Accounts Managed by the Portfolio Managers

The table below identifies the number of accounts (other than the Funds with respect to which information is provided) for which the portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered investment		Other pooled investment*
	companies managed		vehicles managed		Separate accounts managed
	Number of		Number of		Number of
Name of Portfolio Manager	Accounts	Total assets	accounts	Total assets	accounts	Total assets
David Marcus	0	$0	0	$0	0	$0
Jae Chung	0	$0	0	$0	0	$0

	Registered investment companies		Other pooled investment vehicles		Separate accounts managed
	managed for which Adviser receives a		managed for which Adviser		for which Adviser receives a
	performance-based fee		receives a performance-based fee		performance-based fee
	Number of		Number of		Number of
Name of Portfolio Manager	accounts	Total assets	accounts	Total assets	accounts	Total assets
David Marcus	0	$0	0	$0	0	$0
Jae Chung	0	$0	0	$0	0	$0

Portfolio Manager Compensation

Because the portfolio managers may manage other accounts, including accounts that may pay higher fees or accounts that may pay performance-based fees, potential conflicts of interest could exist, including potential conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and potential conflicts in the allocation of investment opportunities between a Fund and the other accounts.

Each portfolio manager is a member (partner) of the Adviser.  As of December 8, 2009, the compensation of each portfolio manager consisted of a fixed based salary and a partnership interest in the firm’s profits.  The compensation program does not disproportionately reward outperformance by higher fee/performance fee products.  An Adviser membership interest is the primary incentive for persons to maintain employment with the Adviser.  The Adviser believes this is the best incentive to maintain stability of portfolio management personnel.

Potential Conflicts of Interest

Potential conflicts of interest may arise when a Fund’s portfolio managers have day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for certain of the portfolio managers listed in the table above.

The Adviser and the Funds have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Adviser and the individuals that it employs.  For example, the Adviser has adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts.  There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Funds will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention.  A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts.  As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund.  The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities.  If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies.  At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security.  In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers.  Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise.  In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available.  These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Variation in Compensation.  A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages.  If the structure of the Adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others.  The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the Adviser and/or its affiliates have interests.  Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities.  The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others.  In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the Adviser and its affiliates.

Portfolio Manager Securities Ownership

The table below identifies ownership of each Fund’s securities by the Portfolio Managers as of December 8, 2009.

FUND	PORTFOLIO MANAGER(S)	DOLLAR RANGE OF OWNERSHIP OF SECURITIES
Evermore Global Value Fund	David Marcus	$50,000
	Jae Chung	none
Evermore European Value Fund	David Marcus	$50,000
	Jae Chung	none

THE DISTRIBUTOR

Shares of the Funds are offered on a continuous basis through Quasar Distributors, LLC, located at 615 E. Michigan Street, Milwaukee, WI 53202 (the “Distributor”), as distributor pursuant to a distribution agreement (the “Distribution Agreement”) between the Distributor and the Funds.

Rule 12b-1 Plans

As described in the Prospectus, the Funds have adopted Rule 12b-1 plans (“Plans”) for their Class A and Class C shares. The Plans, among other things, permit the Class A and Class C share classes to pay the Distributor a quarterly service fee at annual rates not exceeding 0.25% of the assets of the Class A and Class C share classes as compensation for its services as principal underwriter of the shares of such classes.  In addition, The Plans also permit Class C shares to pay the Distributor a quarterly distribution fee at the annual rate of 0.75% of the assets of the Class C shares as principal underwriter of the shares of such class.  Pursuant to Rule 12b-1 under the 1940 Act, each Plan (together with the Distribution Agreement) was approved by the Funds’ Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the Plan or the Distribution Agreement. The principal types of activities for which payments under these Plans may be made include payments to intermediaries for shareholder servicing, for “no transaction fee” or wrap programs, and for retirement plan recordkeeping.  Payments under these Plans also may be made for activities such as advertising, printing and mailing the Prospectuses to persons who are not current shareholders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying or other financing charges. The Trust believes that the plans may benefit the Trust by increasing net sales of the Funds (or reducing net redemptions), potentially allowing the Funds to benefit from economies of scale.

Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant Trustees, including a majority of the relevant independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Funds’ Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred.

The Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of the relevant class.

REVENUE SHARING

The Distributor, the Adviser or an affiliate may, from time to time, out of its (or their) own resources, make substantial cash payments—sometimes referred to as “revenue sharing” — to broker dealers or financial intermediaries for various reasons in addition to any Rule 12b-1 payments described elsewhere in this Statement of Additional Information.  These payments may support the delivery of services to the Funds or to shareholders in the Funds, including, without limitation, transaction processing and sub-accounting services. The recipients of such payments may include the Distributor, other affiliates of the manager, and broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of a Fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary or plan administrator or sponsor for details about revenue sharing payments it may receive.

Revenue sharing payments may include any portion of sub-transfer agency fees that exceed the costs of similar services provided by the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC.  Such excess sub-transfer agency payments are paid by the Distributor, the Adviser or an affiliate out of its or their own resources.  Because payments will vary according to a number of factors (including, for example, numbers of shareholder accounts serviced), the firms receiving the largest such excess payments from these parties can be expected to change in order and composition from time to time.

PROXY VOTING POLICIES AND PROCEDURES

Although individual Board members may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser believing that the Adviser should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix A is the summary of the guidelines and procedures that the Adviser will use to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser will use when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other.  This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed.  However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes.  For that reason, there may be instances in which votes may vary from the guidelines presented.  Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives and to the benefit of its clients.   When applicable, information on how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period as of December 31, 2010 will be available without charge, (1) upon request, by calling (866) EVERMORE (866-383-7667), and (2) on the SEC’s website at http://www.sec.gov.

SECURITIES RATINGS

The rating of a rating service represents the service’s opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Funds’ investment adviser believes that the quality of debt securities in which a Fund invests should be thoroughly reviewed.  A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating should be evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable.  Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”).

Moody’s Ratings

Aaa—Bonds rated Aaa are judged to be the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa—Bonds rated Aa are judged to be high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa bonds.

A—Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa—Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B—Bonds rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds rated Caa are of poor standing.  Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds rated Ca represent obligations which are speculative in a high degree.  Such bonds are often in default or have other marked shortcomings.

S&P Ratings

AAA—Bonds rated AAA have the highest rating.  Capacity to pay principal and interest is extremely strong.

AA—Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

A—Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB—Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

BB—B—CCC—CC—Bonds A-1—A-rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation.  Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

COMPUTATION OF NET ASSET VALUE

As described in the Prospectus under the heading “How Fund Share Prices are Calculated”, the net asset value per share (“NAV”) of a Fund’s shares of a particular class is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. The Prospectus further notes that Fund shares are valued on each day that the New York Stock Exchange is open (a “Business Day”), and describes the time (the “Valuation Time”) as of which Fund shares are valued each Business Day. The Trust expects that the holidays upon which the New York Stock Exchange will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund’s liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class’s distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class’s proportionate interest in the Fund’s assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class’s NAV. Under certain circumstances, NAV of classes of shares of the Funds with higher service and/or distribution fees may be lower than NAV of the classes of shares with lower or no service and/or distribution fees as a result of the relative daily expense accruals that result from paying different service and/or distribution fees. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund’s classes. In accordance with regulations governing registered investment companies, a Fund’s transactions in portfolio securities and purchases and sales of Fund shares (which bear upon the number of Fund shares outstanding) are generally not reflected in NAV determined for the Business Day on which the transactions are effected (the trade date), but rather on the following Business Day.

The Board of Trustees of the Trust has delegated primary responsibility for determining or causing to be determined the value of the Funds’ portfolio securities and other assets (including any fair value pricing) and NAV of the Funds’ shares to U.S. Bancorp Fund Services, LLC, in its capacity as administrator (the “Administrator”), pursuant to valuation policies and procedures approved by the Board (the “Valuation Procedures”). The Administrator has, in turn, delegated various of these responsibilities to U.S. Bancorp Fund Services, LLC, as the Funds’ custodian, and other agents. The Trustees have established a Valuation Committee of the Board to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board. As described in the Prospectus, for purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. The following summarizes the methods used by the Funds to determine market values for the noted types of securities or instruments (although other appropriate market-based methods may be used at any time or from time to time):

Equity securities are generally valued at the official closing price or the last sale price on the exchange or over-the-counter market that is the primary market for such securities. If no sales or closing prices are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Debt securities (except for short-term investments as described below) for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, debt securities are valued at the last bid price alone.  Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

Forward currency contracts are valued at the current cost of offsetting such contracts.  Futures contracts are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded or, if there were no trades that day for a particular instrument, at the mean of the last available bid and asked quotations on the market in which the instrument is primarily traded.

Exchange-traded options are generally valued at the mean of the bid and asked quotations on the exchange at closing. Exchange - traded options may also be valued at its NBBO (national best bid and offer from participant exchanges) reported by the Options Price Reporting Authority.  OTC options not traded on an exchange are valued at the mean of the bid and asked quotations.   If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short options, respectively.

Swap agreements are generally valued using a broker-dealer bid quotation or on market-based prices provided by approved pricing sources.

Portfolio securities and other assets initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  The value of any investment that is listed or traded on more than one exchange is based on the exchange or market determined by the Adviser to be the primary trading venue for that investment.  A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

As described in the Prospectus, if market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to valuation procedures, which have been approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Prospectus provides additional information regarding the circumstances in which fair value pricing may be used and related information.

PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

The methods of buying and selling shares and the sales charges applicable to purchases of shares of a Fund are described in the Funds’ Prospectus.  As stated in the Prospectus, shares of each Fund may be purchased at net asset value by various persons associated with the Trust, the Adviser, certain firms providing services to the Trust or affiliates thereof for the purpose of promoting good will with employees and others with whom the Trust has business relationships, as well as in other special circumstances.  Shares are offered to other persons at net asset value in circumstances where there are economies of selling efforts and sales related expenses with respect to offers to certain investors.

DISTRIBUTION AND TAX CONSIDERATIONS

TAXATION OF THE FUNDS: IN GENERAL

The following discussion of the U.S. federal income tax consequences of investment in a Fund is based on the Internal Revenue Code of 1986, as amended (“the Code”), U.S. Treasury regulations, and other applicable authority, as of the date of this SAI.  These authorities are subject to change by legislative or administrative action, possibly with retroactive effect.  The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in a Fund.  There may be other tax considerations applicable to particular shareholders.  Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Each Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code.  In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of the quarter of each Fund’s taxable year, (i) at least 50% of the market value of each Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

For purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company.  However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” will be treated as qualifying income.  A “qualified publicly traded partnership” is defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in (a)(i) above.  In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Gains from foreign currencies (including foreign currency options, foreign currency swaps, foreign currency futures and foreign currency forward contracts) currently constitute qualifying income for purposes of the 90% good income test, described in (a) above.  However, the Treasury Department has the authority to issue regulations (possibly with retroactive effect) excluding from the definition of “qualifying income” a fund’s foreign currency gains to the extent that such income is not directly related to the fund’s principal business of investing in stock or securities.

For purposes of the diversification requirements described in (b) above, in the case of a Fund’s investment in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer.  Also, for purposes of (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

Each Fund may invest in certain assets that do not give rise to good income and do not constitute “securities” for purposes of the regulated investment company qualification tests referred to above.  Each Fund may also invest in other assets, such as various derivative and structured investment products, the status of which as “securities” for the above purposes may not be fully settled.

In general, if a Fund qualifies as a regulated investment company that is accorded special tax treatment, that Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

By contrast, if a Fund were to fail to qualify as a regulated investment company in any taxable year, that Fund would be subject to tax on its taxable income at corporate rates.  In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income.  Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders or may be treated as qualified dividend income to individual shareholders.  Finally, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain.  Investment company taxable income that is retained by the Fund will be subject to tax at regular corporate rates.  If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained.  However, a Fund may designate the retained capital gain amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities.  For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year.  Treasury regulations permit a regulated investment company, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, that Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts.  For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by a Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.  Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

FUND DISTRIBUTIONS

Except in the case of certain shareholders eligible for preferential tax treatment, e.g., qualified retirement or pension trusts, shareholders of each Fund generally will be subject to federal income tax on Fund distributions.  Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through a dividend reinvestment plan.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares).  Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed.  Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses.

Distributions by a Fund of investment income generally will be taxable to shareholders as ordinary income.  Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.  Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains.  Distributions from capital gains are generally made after applying any available capital loss carryovers.  Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2011.  Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that both the shareholder and the Fund meet certain holding period and other requirements.  Specifically, in order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund must meet certain holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet certain holding period and other requirements with respect to the Fund’s shares.  A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.  If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

Dividends of net investment income received by corporate shareholders of each Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year.  A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (less than 91 days during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property.  Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) otherwise by application of the Code.

A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may be treated as a dividend for purposes of the corporate dividends received deduction.  In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

If a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

SALES, REDEMPTIONS, AND EXCHANGES

The sale, exchange or redemption of Fund shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months.  Otherwise, the gain or loss on a taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares.  All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

FOREIGN TAXES AND INVESTMENTS

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.  Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.  If more than 50% of a Fund’s assets at year end consist of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code.  In such a case, shareholders will include in gross income from foreign sources their pro rata share of such taxes.  A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder’s not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

A Fund may invest in one or more “passive foreign investment companies” (“PFICs”).  A PFIC is generally any foreign corporation if, for any year in the Fund’s holding period, (i) 75 percent or more of the income of the corporation is passive income, or (ii) at least 50 percent of the assets of the corporation (generally by value, but by adjusted tax basis in certain cases) produce or are held for the production of passive income.  Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains.

Investments by a Fund in a PFIC could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC.  This tax cannot be eliminated by making distributions to Fund shareholders.  However, a Fund may make elections to avoid the imposition of such taxes.  For example, a Fund may be able to elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC.  A Fund may also make an election to mark the gains (and to a limited extent losses) in a PFIC “to the market” as though it had sold and repurchased its holdings in the PFIC on the last day of the Fund’s taxable year.  Such gains and losses are treated as ordinary income and loss.  The QEF and mark-to-market elections may accelerate the recognition of income by the Fund (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation.  Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.  Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Finally, a Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

CERTAIN INVESTMENTS IN DEBT OBLIGATIONS

If a Fund purchases a debt obligation with acquisition discount or original issue discount (“OID”), the Fund may be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.  A Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income by the Fund.  The Fund may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received.  Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary.  The Fund may realize gains or losses from such liquidations.  In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger distributions than they would in the absence of such transactions.

Payment-in-kind securities will also give rise to income which is required to be distributed even though the Fund holding the security receives no interest payment in cash on the security during the year.  In addition, investments in certain ETNs may accrue interest which is required to be distributed to shareholders, even though the Fund may not receive any interest payment in cash on the security during the year.

Investments in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers at risk of or in default present special tax issues for the Fund.  Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and interest.  These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

DERIVATIVE TRANSACTIONS

If a Fund engages in derivative transactions, including transactions in options, futures contracts, forward contracts, swap agreements, foreign currencies and straddles, other Section 1256 contracts or other similar transactions, including for hedging purposes, it will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses.  These rules could therefore affect the amount, timing and character of distributions to shareholders.

A Fund’s transactions in foreign currency-denominated debt instruments and certain of its derivative activities may produce a difference between its book income and its taxable income.  If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.  If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company and to eliminate fund-level income tax.

CERTAIN INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS

If a Fund invests in equity securities of real estate investment trusts (“REITs”), such investments may require the Fund to accrue and distribute income not yet received.  In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold.  A Fund’s investment in REIT equity securities may at other times result in the fund’s receipt of cash in excess of the REIT’s earnings.  If a Fund distributes such amounts, such distribution could constitute a return of capital to the Fund’s shareholders for federal income tax purposes.  Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”) or REITs that invest in TMPs. Under a notice issued by the IRS and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly.  As a result, a Fund investing in such interests may not be a suitable investment for certain tax-exempt shareholders, as discussed under Tax-Exempt Shareholders below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

TAX-EXEMPT SHAREHOLDERS

Under current law, the Funds generally serve to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders.  Notwithstanding this “blocking” effect, a tax-exempt shareholder of a Fund could realize UBTI by virtue of its investment in a Fund if shares in that Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).  A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICS or equity interests in TMPs (as described above).  Any investment by a Fund in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in November 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income” (which is described earlier). Rather, as described above, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then such Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which the IRS guidance in respect of CRTs remains applicable in light of the December 2006 CRT legislation is unclear. To the extent permitted under the 1940 Act, the Funds may elect to allocate any such tax specially to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

BACKUP WITHHOLDING

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.  The backup withholding tax rate is 28% for amounts paid through 2010.  This rate will expire, and the backup withholding tax rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts legislation providing otherwise.

NON-U.S. SHAREHOLDERS

In general, dividends (other than those properly designated as capital gain dividends) that are paid by a Fund to a shareholder that is not a “United States person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

However, effective for taxable years of a Fund beginning before January 1, 2010, the Funds will not be required to withhold any amounts (i) with respect to distributions of U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person , to the extent such distributions are properly designated by the Funds (“interest-related dividends”)and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly designated by the Funds (“short-term capital gain dividends”).

There are several conditions and exceptions to the withholding exemptions for interest-related dividends and short-term capital gain dividends.  The exemption from withholding for interestrelated dividends does not apply to distributions to a foreign person (i) that has not provided a satisfactory statement that the beneficial owner is not a United States person, (ii) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (iii) that is within certain foreign countries that have inadequate information exchange with the U.S., or (iv) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation.  The exemption form withholding for short-term capital gain dividendsdoes not apply to (i) distributions to an individual foreign person who is present in the U.S. for a period or periods aggregating 183 days or more during the year of the distribution and (ii) distributions subject to special rules regarding the disposition of U.S. real property interests.  In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment.  Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Depending on the circumstances, a Fund may make designations of interest-related and/or short-term capital gain dividends with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible from these exemptions from withholding.  Absent legislation extending these exemptions for taxable years beginning on or after January 10, 2010, these special withholding exemptions for interest-related and short-term capital gain dividends will expire and these dividends generally will be subject to withholding as described above.  It is currently unclear whether Congress will extend the exemptions for tax years beginning on or after January 1, 2010.

If a beneficial holder of Fund shares who or which is a foreign person has a trade or business in the U.S., and Fund dividends received by such holder are effectively connected with the conduct of that trade or business, the dividends will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of shares who or which is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on capital gain dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the capital gain dividend and certain other conditions are met.

In the case of a shareholder who or which is eligible for the benefits of a tax treaty with the United States, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.  A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign person must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form).  Foreign investors in a Fund should consult their tax advisors in this regard.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.  If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

In order for a foreign investor to qualify for an exemption from the backup withholding, the foreign investor must comply with special certification and filing requirements.  Foreign investors in the Fund should consult their tax advisers in this regard.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

TAX DEFERRED PLANS

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans.  Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of such an investment on their particular tax situation.

PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS AND PORTFOLIO TRANSACTIONS

Investment decisions for the Funds are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Funds). Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Fund in determining whether the allocation of an investment is suitable. The Adviser may aggregate orders for the Funds with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Funds.

BROKERAGE AND RESEARCH SERVICES

There is generally no stated commission in the case of securities traded on a principal basis in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Funds includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Funds of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.  The purchase by a Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which a Fund may by required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for a Fund through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind a Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

The Adviser places orders for the purchase and sale of portfolio investments for a Fund’s accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Funds, the Adviser will seek the best price and execution of the Funds’ orders. In doing so, a Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Funds may use a broker-dealer that sells Fund shares to effect transactions for the Funds’ portfolios, the Funds will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives services from many broker-dealers with which the Adviser places the Funds’ portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fees paid by the Funds are not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses they might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Funds’ portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Funds. Conversely, research and brokerage services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Funds, although not all of these services may be necessarily useful and of value to the Adviser in managing such other clients.

In reliance on the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Adviser may cause a Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to the advisory accounts for which it exercises investment discretion.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for a Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by a Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”

Because the Funds have not yet commenced operations, information on specific brokerage transactions or commission costs is not included in this SAI.

DESCRIPTION OF THE TRUST

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The Declaration of Trust further permits the Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Board of Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of that Fund are entitled to share pro rata in the net assets attributable to that class of shares of that Fund available for distribution to shareholders. The Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency, and servicing expenses.

Shares of each Fund are currently divided into three classes, designated Class A, Class C and Class I Shares.

The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of the Fund and with a share of the general expenses of the relevant Fund and Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all of the Funds in a Trust.

The Declaration of Trust also permits the Board of Trustees, without shareholder approval, to subdivide any Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the Trustees may designate. The Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes without shareholder approval. Shareholders’ investments in such an additional or merged series would be evidenced by a separate series of shares (i.e., a new “Fund”).

The Declaration of Trust provides for the perpetual existence of the Trust.  The Trust or any Fund, however, may be terminated at any time by a majority vote of the Trustees of the Board of Trustees. Similarly, any class within a Fund may be terminated by a majority vote of the Trustees of the Board of Trustees.

Voting Rights. Shareholders of all Funds are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) on the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

All classes of shares of the Funds have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. Matters submitted to shareholder vote will be approved by each series separately except (i) when required by the 1940 Act, shares shall be voted together and (ii) when the matter does not affect all series, then only shareholders of the series affected shall be entitled to vote on the matter. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of Trustees and the selection of the Trust’s independent registered public accounting firm, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and any subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

There will normally be no meetings of shareholders for the purpose of electing Trustees, except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filling such vacancy by other means, at least two-thirds of the Trustees holding office shall have been elected by the shareholders. In addition, Trustees may be removed from office by a vote of at least a majority of the holders of the outstanding shares or by a vote of the holders of at least a majority of the outstanding shares at a meeting duly called for that purpose.

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Shareholder voting rights are not cumulative.

The affirmative vote of a majority of shares of the Trust voted (assuming a quorum is present in person or by proxy) is required to amend the Declaration of Trust if such amendment (1) affects the power of shareholders to vote, (2) amends the section of the relevant Declaration of Trust governing amendments, (3) is one for which a vote is required by law or by the Trust’s registration statement or (4) is submitted to the shareholders by the Trustees. If one or more new series of a Trust is established and designated by the Trustees, the shareholders having beneficial interests in the Funds shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the other Funds.

Shareholder and Trustee Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of each Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust of the Trust provides for indemnification by the Trust of Trustees and Officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

PERFORMANCE

Portfolio Turnover

The Funds’ investment policies and objectives, which emphasize long-term holdings, would tend to keep the number of portfolio transactions relatively low. Purchases and sales of portfolio securities may be made as considered advisable by the Adviser in the best interests of the shareholders.  Each Fund’s portfolio turnover rate may vary from year to year, as well as within a year. A Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for a Fund. See “Portfolio Transactions and Brokerage” above.

For reporting purposes, a Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities. Each Fund’s expected portfolio turnover rate is less than 30% of each Fund’s total assets in the first year of operations.

OTHER INFORMATION ABOUT THE FUNDS

CUSTODIAN

U.S. Bank, N.A. (the “Custodian”), located at 1555 North RiverCenter Drive, Suite 302, Milwaukee, WI 53212 , serves as the custodian for the Funds. As such, the Custodian holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, the Custodian receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Funds and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

COUNSEL

Bingham McCutchen LLP serves as counsel to the Funds, and is located at One Battery Park Plaza, New York, NY, 10004-1469.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP serves as each Fund’s independent registered public accountant.  Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings.  Ernst & Young LLP is located at 5 Times Square, New York, NY 10036.                                                .

The financial statements of the Funds included or incorporated by reference in the Prospectus and SAI have been audited by Ernst & Young LLP, an independent registered public accounting firm, as stated in their report which is also included or incorporated by reference in the Prospectus and SAI, and have been so included or incorporated by reference in reliance upon the report of such firm, given on the authority of that firm as experts in accounting and auditing.

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC (the “Administrator”), located at 615 East Michigan Street, Milwaukee, WI 53202, serves as administrator to the Trust.  As such, the Administrator provides various fund administration services, including the preparation of certain financial information, the coordination of audits of financial statements, and coordination of various filings.  The services provided by the Administrator are enumerated in Exhibit (h)(1) to this filing.

FINANCIAL STATEMENTS

[To be provided by amendment]

APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES

Evermore Funds Trust (the “Trust”) exercises a voice on behalf of its clients in matters of corporate governance through the proxy voting process.  We take our proxy voting responsibilities very seriously and believe the right to vote proxies is a significant asset of our clients.

The Board of Trustees of the Trust has delegated the authority to develop policies and procedures relating to proxy voting to the Adviser. The Adviser has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that the Adviser votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the Adviser is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Adviser attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Adviser may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Adviser of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, the Adviser generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that the Adviser considers in voting on such issue, the Adviser votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that the Adviser considers in voting on such issue, the Adviser votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that the Adviser considers in voting on such issues fall into a variety of categories, including election of trustees, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and trustee compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause the Adviser to abandon a policy that would have otherwise applied to issuers generally. The Adviser’s policy is to vote all proxies from a specific issuer in the same way for each client absent qualifying restrictions from the client.

In furtherance of the Adviser’s goal to vote proxies in the best interest of clients, the Adviser follows procedures designed to identify and address material conflicts that may arise between the Adviser’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, the Adviser reviews its relationship with the issuer of each security to determine if the Adviser or any of its employees has any financial, business or personal relationship with the issuer. The Adviser is also sensitive to the fact that a significant, publicized relationship between an issuer and a non- affiliate might appear to the public to influence the manner in which the Adviser decides to vote a proxy with respect to such issuer.

The Adviser’s CCO reviews and addresses conflicts of interest brought to his or her attention. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the CCO for a conflict of interest review because the Adviser’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the CCO first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Adviser’s decision-making in voting proxies.

If it is determined by the CCO that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict. If it is determined by the CCO that a conflict of interest is material, the CCO is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

PART C.
OTHER INFORMATION

ITEM 23 EXHIBITS

Exhibit No.	Description
(a)	Agreement and Declaration of Trust of the Registrant*

(a)(1)	Amendment No. 1 to Agreement and Declaration of Trust of the Registrant — Filed herewith.

(b)	By-laws of the Registrant*

(b)(1)	Amendment No. 1 to the Amended and Restated By-Laws of Evermore Funds Trust — Filed herewith.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between Registrant and Evermore Global Advisors, LLC — Filed herewith.

(d)(2)	Expense Limitation Agreement — Filed herewith.

(e)	Distribution Agreement between Registrant and Quasar Distributors, LLC and Form of Dealer Agreement Filed herewith.

(f)	Not applicable.

(g)	Custody Agreement between Registrant and U.S. Bank National Association - Filed herewith.

(h)(1)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC - Filed herewith.

(h)(2)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC - Filed herewith.

(h)(3)	Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC - Filed herewith.

(i)	Opinion and Consent of Counsel - To be filed by amendment.

(j)	Opinion and Consent of Independent Registered Public Accounting Firm — To be filed by amendment.

(k)	Not applicable.

(l)	Initial Capital Agreement — Filed herewith.

(m)	Form of Distribution Plan - Filed herewith.

(n)	Multi-Class Plan - Filed herewith.

(o)	Reserved.

(p)(1)	Code of Ethics of the Registrant - Filed herewith.

(p)(2)	Code of Ethics of the Adviser — Filed herewith.

(p)(3)	Code of Ethics of the Distributor - Filed herewith.

(q)	Power of Attorney - To be filed by amendment.

*    Previously filed with initial Form N-1A filing on September 22, 2009.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 25.  INDEMNIFICATION

Reference is made to Article IX of Registrant’s Agreement and Declaration of Trust which is attached herewith.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each trustee, officer or partner of the investment adviser, is or has been, engaged within the last two fiscal years for his or her own account or in the capacity of trustee, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of trustee, officer, employee, partner or trustee, and the nature of the relationship.)

Reference is made to the caption “Investment Adviser” in the Prospectus constituting Part A which is incorporated by reference to this Registration Statement and “Investment Advisory and Other Services” in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.

The information as to the trustees and executive officers of Evermore Global Advisors, LLC is set forth in Form ADV filed with the Securities and Exchange Commission on September 18, 2009 (IARD/CRD No. 151443), as amended through the date hereof, which is incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser.

To the best of the Registrant’s knowledge, Quasar Distributors, LLC also acts as a principal underwriter for the following other investment companies:

Academy Fund Trust

Academy Core Equity Fund

Academy Fund Trust

Academy Select Opportunities Fund

ActivePassive Funds

ActivePassive Large Cap Growth Fd.

ActivePassive Funds

ActivePassive Large Cap Value Fd.

ActivePassive Funds

ActivePasive Small/Mid CapGrowth Fd

ActivePassive Funds

ActivePasive Small/Mid Cap Value Fd

ActivePassive Funds

ActivePassive International Equity Fd

ActivePassive Funds

ActivePassive Emerging Mkts Equity Fd.

ActivePassive Funds

ActivePassive Intermediate Taxable Bd. Fd.

ActivePassive Funds Active Passive Global Bond Fund

ActivePassive Funds

Active Passive Intermediate Municipal Bond Fund

Akre Funds Akre Focus Fund

Akros Absolute Return Fund Akros Absolute Return Fund

Al Frank Funds The Al Frank Fund

Al Frank Funds Al Frank Dividend Value Fund

Allied Asset Advisors Funds Iman Fund

Alpine Equity Trust Alpine Inter’l Real Estate Equity Fd

Alpine Equity Trust Alpine Realty Income & Growth Fd

Alpine Equity Trust Alpine Cyclical Advantage Property Fund

Alpine Equity Trust Alpine Emerging Markets Real Estate Fund

Alpine Equity Trust Alpine Global Infrastructure Fund

Alpine Income Trust Alpine Municipal Money Market Fd

Alpine Income Trust Alpine Ultra Short Tax Optimized Fd

Alpine Series Trust Alpine Dynamic Balance Fund

Alpine Series Trust Alpine Dynamic Dividend Fund

Alpine Series Trust Alpine Dynamic Financial Srvs. Fd

Alpine Series Trust Alpine Dynamic Innovators Fund

Alpine Series Trust Alpine Dynamic Transformations Fund

Alpine Series Trust Alpine Accelerating Dividend Fund

American Trust Allegiance Fund The American Trust Allegiance Fd

Appleton Group The Appleton Group Plus Fund

Artio Global Funds Artio Int’l Equity Fund

Artio Global Funds Artio Int’l Equity II Fund

Artio Global Funds Artio Total Return Fund

Artio Global Funds Artio U.S. Micro Cap Fund

Artio Global Funds Artio U.S. Small Cap Fund

Artio Global Funds Artio U.S. Mid Cap Fund

Artio Global Funds Artio U.S. Multi Cap Fund

Artio Global Funds Artio Glbl High Income Bond Fund

Artio Global Funds Artio Global Equity Bond Fund

Ascentia Funds Alternative Strategies Mutual FD

Brandes Investment Trust Brandes Inst. Intnl Equity Fund

Brandes Investment Trust Brandes Seperately Managed Account Reserve Trust

Brandes Investment Trust Brandes Inst. Core Plus Fixed Income Fd.

Brandes Investment Trust Brandes Inst. Enhanced Income Fund

Brandywine Blue Funds, Inc. Brandywine Advisors Mid Cap Growth Fund

Brazos Mutual Funds Brazos Growth Portfolio

Brazos Mutual Funds Brazos Micro Cap Portfolio

Brazos Mutual Funds Brazos Mid Cap Portfolio

Brazos Mutual Funds Brazos Small Cap Portfolio

Bridges Investment Fund, Inc. Bridges Investment Fund, Inc.

Buffalo Funds Buffalo Balanced Fund

Buffalo Funds Buffalo High Yield Fund

Buffalo Funds Buffalo Large Cap Fund

Buffalo Funds Buffalo Micro Cap Fund

Buffalo Funds Buffalo Mid Cap Fund

Buffalo Funds Buffalo Science & Technology Fd

Buffalo Funds Buffalo Small Cap Fund

Buffalo Funds Buffalo Growth Fund

Buffalo Funds Buffalo China Fund

Buffalo Funds Buffalo International Fund

CAN SLIM Select Growth Fund CAN SLIM Select Growth Fund

Capital Advisors Funds Capital Advisor Growth Fund

Chase Funds Chase Growth Fund

Chase Funds Chase Mid Cap Growth Fund

Congress Asset Management Congress Large Cap Growth Fund

Cookson Peirce Cookson Peirce Core Equity Fund

Counterpoint Select Fund Counterpoint Select Fund

Country Funds Country Bond Fund

Country Funds Country Growth Fund, Inc

Davidson Funds Davidson Multi-Cap Core Fund

DSM Capital Partners DSM Large Cap Growth Fund

Edgar Lomax Value Fund Edgar Lomax Value Fund

Empiric Funds, Inc. Empiric Core Equity Fund 2

FIMCO Funds FIMCO Select Fund

First Amer Investment Funds, Inc. Arizona Tax Free

First Amer Investment Funds, Inc. California Tax Free

First Amer Investment Funds, Inc. Colorado Tax Free

First Amer Investment Funds, Inc. Core Bond

First Amer Investment Funds, Inc. Equity Income

First Amer Investment Funds, Inc. Equity Index

First Amer Investment Funds, Inc. Global Infrastructure

First Amer Investment Funds, Inc. High Income Bond

First Amer Investment Funds, Inc. Inflation Protected Securities

First Amer Investment Funds, Inc. Intermediate Govt Bond

First Amer Investment Funds, Inc. Intermediate Tax Free

First Amer Investment Funds, Inc. Intermediate Term Bond

First Amer Investment Funds, Inc. International

First Amer Investment Funds, Inc. International Select Fund

First Amer Investment Funds, Inc. Large Cap Growth Opportunities

First Amer Investment Funds, Inc. Large Cap Select Fund

First Amer Investment Funds, Inc. Large Cap Value

First Amer Investment Funds, Inc. Mid Cap Growth Opportunities

First Amer Investment Funds, Inc. Mid Cap Index

First Amer Investment Funds, Inc. Mid Cap Value

First Amer Investment Funds, Inc. Missouri Tax Free

First Amer Investment Funds, Inc. MN Intermediate Tax Free

First Amer Investment Funds, Inc. MN Tax Free

First Amer Investment Funds, Inc. Nebraska Tax Free

First Amer Investment Funds, Inc. Ohio Tax Free

First Amer Investment Funds, Inc. Oregon Intermediate Tax Free

First Amer Investment Funds, Inc. Real Estate Securities

First Amer Investment Funds, Inc. Short Tax Free

First Amer Investment Funds, Inc. Short Term Bond

First Amer Investment Funds, Inc. Mid Cap Select

First Amer Investment Funds, Inc. Small Cap Growth Opportunities

First Amer Investment Funds, Inc. Small Cap Index

First Amer Investment Funds, Inc. Small Cap Select

First Amer Investment Funds, Inc. Small Cap Value

First Amer Investment Funds, Inc. Tax Free

First Amer Investment Funds, Inc. Total Return Bond Fund

First Amer Investment Funds, Inc. US Govt Mortgage

First Amer Investment Funds, Inc. Quantitative Large Cap Core Fund

First Amer Investment Funds, Inc. Quantitative Large Cap Growth Fund

First Amer Investment Funds, Inc. Quantitative Large Cap Value Fund

First Amer Strategy Funds, Inc. Strategy Aggressive Growth Alloc

First Amer Strategy Funds, Inc. Strategy Balanced Allocation Fund

First Amer Strategy Funds, Inc. Strategy Growth Allocation

First Amer Strategy Funds, Inc. Strategy Conservative Allocation Fund

First American Funds, Inc. Government Obligations Fund

First American Funds, Inc. U.S. Treasury Money Market Fund

First American Funds, Inc. Treasury Obligations Fund

First American Funds, Inc. Prime Obligations Fund

Fort Pitt Capital Group, Inc. Fort Pitt Capital Total Return Fund

Fund X Funds Fund X Aggressive Upgrader Fund

Fund X Funds Fund X Conservative Upgrader Fd

Fund X Funds Fund X Flexible Income Fund

Fund X Funds Fund X Tactical Upgrader Fund

Fund X Funds Fund X Stock Upgrader Fund

Fund X Funds Fund X ETF Upgrader Fund

Fund X Funds Fund X ETF Aggressive Upgrader Fund

Fund X Funds Fund X Tactical Total Return Fund

Fusion Funds The Fusion Fund

Geneva Advisors All Cap Growth Fund

Geneva Advisors All Cap Growth Fund

Glenmede Fund, Inc. Glenmede Core Fixed Income Port

Glenmede Fund, Inc. Glenmede Government Cash Port

Glenmede Fund, Inc. Glenmede International

Glenmede Fund, Inc. Glenmede Large Cap 100

Glenmede Fund, Inc. Glenmede Large Cap Growth

Glenmede Fund, Inc. Glenmede Large Cap Value Port

Glenmede Fund, Inc. Glenmede Small Cap Equity Port

Glenmede Fund, Inc. Glenmede Strategic Equity Port

Glenmede Fund, Inc. Glenmede Tax Exempt Port

Glenmede Fund, Inc. Glenmede U.S. Emerging Growth

Glenmede Fund, Inc. Glenmede Long/Short Fund

Glenmede Fund, Inc. Glenmede Total Market

Glenmede Portfolios Glenmede Municiple Inter Port

Glenmede Portfolios Glenmede NJ Municiple Port

Glenmede Portfolios Philadelphia International Fund

Greenspring Fund Greenspring Fund

Grubb & Ellis Fund

Grubb & Ellis AGA Reality Income Fund

Grubb & Ellis Fund Grubb & Ellis AGA US Realty Fund 3

Grubb & Ellis Fund

Grubb & Ellis AGA International Realty Fund

Guinness Atkinson Funds GAtkinson Alternative Energy Fund

Guinness Atkinson Funds GAtkinson Asia Focus

Guinness Atkinson Funds Gatkinson Asia-Pacific Dividend Fd

Guinness Atkinson Funds GAtkinson China & Hong Kong

Guinness Atkinson Funds GAtkinson Global Energy Fund

Guinness Atkinson Funds GAtkinson Global Innovators Fd

Harding Loevner Funds

Harding Loevner Frontier Emerging Mkts

Harding Loevner Funds

Harding Loevner Emerging Mkts Port

Harding Loevner Funds

Harding Loevner Instl Emerging Mkts

Harding Loevner Funds Harding Loevner Global Portfolio

Harding Loevner Funds Harding Loevner Intl Small Co Port

Harding Loevner Funds Harding Loevner Intl Equity Port

Hennessy Funds, Inc Hennessy Balanced Fund

Hennessy Funds, Inc Hennessy Total Return Fund

Hennessy Mutual Funds, Inc. Hennessy Cornerstone Growth Fd

Hennessy Mutual Funds, Inc.

Hennessy Cornerstone Growth II Fd

Hennessy Mutual Funds, Inc. Hennessy Cornerstone Value Fund

Hennessy Mutual Funds, Inc. Hennessy Focus 30 Fund

Hennessy Mutual Funds, Inc.

Hennessy Cornerstone Large Growth Fund

Hennessy Mutual Funds, Inc.

Hennessy Select Large Value Fund

Hennessy Mutual Funds, Inc. Hennessy Select SPARX Japan Fd

Hennessy Mutual Funds, Inc.

Hennessy Select SPARX Japan Smaller Companies Fund

Hodges Fund Hodges Fund

Hodges Fund Hodges Small Cap Fund

Hodges Fund

Hodges Blue Chip 25 Fund

Hodges Fund

Hodges Equity Income Fund

Hodges Fund

Hodges Pure Contrarian Fund

Hotchkis and Wiley Funds

Hotchkis and Wiley Large Cap Value

Hotchkis and Wiley Funds Hotchkis and Wiley Mid Cap Value

Hotchkis and Wiley Funds

Hotchkis and Wiley Small Cap Value

Hotchkis and Wiley Funds

Hotchkis and Wiley Value Opportunities Fund

Hotchkis and Wiley Funds

Hotchkis and Wiley Diversified Value Fund

Hotchkis and Wiley Funds

Hotchkis and Wiley High Yield Fund

Huber Funds Huber Capital Equity Income Fd

Huber Funds Huber Capital Small Cap Value Fd

Intrepid Capital Management Intrepid Capital Fund

Intrepid Capital Management Intrepid Small Cap Fund

Intrepid Capital Management Intrepid Income Fund

Intrepid Capital Management Intrepid All Cap Fund

Jacob Internet Fund Inc. Jacob Internet Fund

Jensen Portfolio Jensen Portfolio

Jordan Opportunity Fund Jordan Opportunity Fund

Keystone Mutual Funds Keystone Large Cap Growth Fund

Kiewit Investment Fund L.P. Kiewit Investment Fund

Kirr Marbach Partners Funds, Inc Kirr Marbach Partners Value Fd

LKCM Funds Aquinas Small Cap Fund

LKCM Funds Aquinas Value Fund

LKCM Funds Aquinas Growth Fund

LKCM Funds Aquinas Fixed Income Fund

LKCM Funds Balanced Fund

LKCM Funds Fixed Income Fund

LKCM Funds International Fund

LKCM Funds LKCM Equity Fund

LKCM Funds LKCM Small Cap Fund

Marketfield Fund Marketfield Fund

Masters’ Select Fund Trust Masters’ Select Equity Fund

Masters’ Select Fund Trust Masters’ Select Intnl Fund

Masters’ Select Fund Trust Masters’ Sel Smaller Comp Fd

Masters’ Select Fund Trust Masters’ Select Value Fund

Masters’ Select Fund Trust Focused Opportunities Fund

Matrix Asset Advisors, Inc. Matrix Advisors Value Fd Inc.

McCarthy Fund McCarthy Fund

Monetta Fund, Inc. Monetta Fund

Monetta Trust Monetta Gov’t Money Market

Monetta Trust Orion/Monetta Intermediate Bond

Monetta Trust Monetta Mid-Cap

Monetta Trust Monetta Young Investor Fund

MP63 Fund MP63 Fund

Muhlenkamp (Wexford Trust) Muhlenkamp Fund

Newgate Funds Newgate Global Resources Fund

Nicholas Funds Nicholas Equity Income Fund

Nicholas Funds Nicholas Fund

Nicholas Funds Nicholas High Income Fund

Nicholas Funds Nicholas II Fund

Nicholas Funds Nicholas Limited Edition Fund

Nicholas Funds Nicholas Money Market Fund

Osterweis Funds

The Osterweis Strategic Income Fd

Perkins Capital Management Perkins Discovery Fund

Permanent Portfolio Funds Permanent Portfolio

Permanent Portfolio Funds Permanent Portfolio Agg Growth

Permanent Portfolio Funds Permanent Portfolio Treasury Bill

Permanent Portfolio Funds Permanent Portfolio Versatile Bond

Perritt Opportunities Funds

Perritt Emerging Opportunities Fund

Perritt Opportunities Funds

Perritt MicroCap Opportunities Fund

Phocas Financial Funds Phocas Real Estate Fund

Phocas Financial Funds Phocas Small Cap Value Fund

PIA Funds PIA BBB Bond Fund

PIA Funds

PIA Short Term Gov’t Securities Fund

PIA Funds PIA Total Return Bond Fund

PIA Funds PIA MBS Bond Fund

Portfolio 21 Portfolio 21

Primecap Odyssey Funds Odyssey Growth Fund

Primecap Odyssey Funds Odyssey Aggressive Growth Fund

Primecap Odyssey Funds Odyssey Stock Fund

Prospector Fund

Prospector Capital Appreciation Fund

Prospector Fund Prospector Opportunity Fund

Purisima Funds Purisima Total Return Fund

Purisima Funds Purisima All-Purpose Fund

Quaker Investment Trust Quaker Strategic Growth Fund

Quaker Investment Trust Quaker Capital Opportunities Fund

Quaker Investment Trust Quaker Mid-Cap Value Fund

Quaker Investment Trust Quaker Small-Cap Value Fund

Quaker Investment Trust Quaker Small Cap Growth Tactical Allocation Fund

Quaker Investment Trust Quaker Global Tactical Allocation Fund

Quaker Investment Trust Quaker Long-Short Tactical Allocation Fund

Rainier Funds Rainier Balanced Portfolio

Rainier Funds Rainier Interm Fixed Inc Port

Rainier Funds Rainier Mid Cap Equity

Rainier Funds Rainier Small Mid Cap Port

Rainier Funds Rainier Large Cap Equity Port

Rainier Funds Rainier High Yield Portfolio

Rigel Capital, LLC

Rigel US Equity Large Cap Gwth Fd

Rockland Funds Trust Rockland Small Cap Growth Fund

Schooner Investment Group Schooner Growth & Income Fund

Smead Fund Smead Value Fund

Snow Fund Snow Capital Opportunity Fund

Stephens Management Co. Stephens Small Cap Growth Fund

Stephens Management Co. Stephens Mid Cap Growth Fund

Structured Invstmt Mgmt, LLC

S&P 500 Capital Appreciation Fund

Teberg Fund

The Teberg Fund

Thompson Plumb (TIM) Thompson Plumb Bond Fund

Thompson Plumb (TIM) Thompson Plumb Growth Fd

Thompson Plumb (TIM) Thompson Plumb MidCap Fd

Thunderstorm Mutual Funds Thunderstorm Value Fund

TIFF Investment Program, Inc. TIFF International Equity Fd

TIFF Investment Program, Inc. TIFF Multi-Asset Fund

TIFF Investment Program, Inc. TIFF Short Term Fund

TIFF Investment Program, Inc. TIFF U.S. Equity Fund

Tygh Capital Management TCM Small Cap Growth Fund

Tygh Capital Management TCM Small-Mid Cap

USA Mutuals Generation Wave Growth

USA Mutuals Vice Fund

Villere Fund Villere Balanced Fund

W Y Funds Core Fund

Winslow Green Mutual Funds Winslow Green Growth Fund

Winslow Green Mutual Funds Winslow Green Solutions Fund

Wisconsin Capital Funds, Inc. Plumb Balanced Fund

Wisconsin Capital Funds, Inc. Plumb Equity Fund

(b) Provide the information required by the following table with respect to each trustee, officer or partner of each principal underwriter named in the response to Item 20.

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant

James Schoenike	President; Board Member	None
Andrew Strnad	Secretary	None
Susan LaFond	Treasurer	None
Joe Redwine	Board Member	None
Robert Kern	Board Member	None
Eric Falkeis	Board Member	None

The address of each of the officers and board members of Quasar Distributors, LLC listed above is:

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

(c) Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Registrant during the last fiscal year by each principal underwriter who is not an affiliated person of the Registrant or any affiliated person of an affiliate person.

The Registrant is newly organized and, as of the date of the filing of this Registration Statement on Form N-1A, Quasar Distributors, LLC has not received any compensation from the Registrant.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant and Registrant’s Administrator and will be maintained will be maintained by the Registrant at 89 Summit Avenue, 3rd Floor, Summit, New Jersey and by the Registrant’s Administrator, U.S. Bancorp Fund Services, LLC, at 615 East Michigan Street, Milwaukee, Wisconsin..

ITEM 29.  MANAGEMENT SERVICES

Not applicable.

ITEM 30.  UNDERTAKINGS

None.

NOTICE

A copy of the Agreement and Declaration of Trust of Evermore Funds Trust (the “Trust”), together with all amendments thereto, is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Summit and State of New Jersey on the 8th of December, 2009.

Evermore Funds Trust (Registrant)
/s/ Eric LeGoff
Eric LeGoff
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 8th of December, 2009.

SIGNATURE	TITLE	DATE

/s/ Eric LeGoff	Trustee, Chief Executive Officer	Dec 8, 2009
/s/ Salvatore DiFranco	Treasurer and Chief Financial Officer	Dec 8, 2009
/s/ Stephen Apkon	Trustee	Dec 8, 2009
/s/ Eugene Bebout	Trustee	Dec 8, 2009
/s/ William L. Richter	Trustee	Dec 8, 2009

EXHIBIT INDEX

(a)(1)	Amendment No. 1 to Agreement and Declaration of Trust of the Registrant

(b)(1)	Amendment No. 1 to the Amended and Restated By-Laws of Evermore Funds Trust

(d)(1)	Investment Advisory Agreement between Registrant and Evermore Global Advisors, LLC

(d)(2)	Expense Limitation Agreement

(e)	Distribution Agreement between Registrant and Quasar Distributors, LLC and Form of Dealer Agreement

(g)	Custody Agreement between Registrant and U.S. Bank National Association

(h)(1)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC

(h)(2)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC

(h)(3)	Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC

(l)	Initial Capital Agreement

(m)	Form of Distribution Plan

(n)	Multi-Class Plan

(p)(1)	Code of Ethics of the Registrant

(p)(2)	Code of Ethics of the Adviser

(p)(3)	Code of Ethics of the Distributor